Schedule of Investments (unaudited)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$50	$36,221
5.40%, 10/01/48 (Call 04/01/48)	154	142,592
		178,813
Aerospace & Defense — 1.1%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	160	143,642
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(a)	50	33,524
5.80%, 10/11/41(a)	50	50,888
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	42	29,119
3.55%, 03/01/38 (Call 09/01/37)	55	42,655
3.63%, 03/01/48 (Call 09/01/47)	105	72,995
3.65%, 03/01/47 (Call 09/01/46)	125	87,977
3.75%, 02/01/50 (Call 08/01/49)	90	66,406
3.83%, 03/01/59 (Call 09/01/58)	5	3,457
3.85%, 11/01/48 (Call 05/01/48)	85	61,935
3.90%, 05/01/49 (Call 11/01/48)	135	101,239
3.95%, 08/01/59 (Call 02/01/59)	55	39,532
5.71%, 05/01/40 (Call 11/01/39)	240	236,606
5.81%, 05/01/50 (Call 11/01/49)	575	564,506
5.88%, 02/15/40	40	39,841
5.93%, 05/01/60 (Call 11/01/59)	390	379,891
6.63%, 02/15/38	70	74,871
6.88%, 03/15/39	150	163,980
Bombardier Inc., 7.45%, 05/01/34(a)	55	60,755
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	31	25,639
4.25%, 04/01/40 (Call 10/01/39)	280	256,458
4.25%, 04/01/50 (Call 10/01/49)	55	49,762
Howmet Aerospace Inc., 5.95%, 02/01/37	65	65,053
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	55	52,839
5.05%, 04/27/45 (Call 10/27/44)	90	83,029
6.15%, 12/15/40	75	78,621
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	70	49,237
3.60%, 03/01/35 (Call 09/01/34)	35	31,564
3.80%, 03/01/45 (Call 09/01/44)	170	141,686
4.07%, 12/15/42	70	61,820
4.09%, 09/15/52 (Call 03/15/52)	122	104,675
4.15%, 06/15/53 (Call 12/15/52)	70	60,561
4.30%, 06/15/62 (Call 12/15/61)	40	34,765
4.50%, 05/15/36 (Call 11/15/35)	151	147,322
4.70%, 05/15/46 (Call 11/15/45)	117	112,678
5.70%, 11/15/54 (Call 05/15/54)	105	113,845
5.72%, 06/01/40	110	117,485
5.90%, 11/15/63 (Call 05/15/63)	55	61,247
Series B, 6.15%, 09/01/36	140	155,415
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	35	28,184
4.03%, 10/15/47 (Call 04/15/47)	238	199,513
4.75%, 06/01/43	203	186,981
4.95%, 03/15/53 (Call 09/15/52)	95	90,392
5.05%, 11/15/40	35	33,833
5.15%, 05/01/40 (Call 11/01/39)	10	9,773
5.25%, 05/01/50 (Call 11/01/49)	100	99,708
Security	Par (000)	Value

Aerospace & Defense (continued)
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	$15	$9,886
3.03%, 03/15/52 (Call 09/15/51)	130	89,917
3.13%, 07/01/50 (Call 01/01/50)	175	123,770
3.75%, 11/01/46 (Call 05/01/46)	80	63,605
4.05%, 05/04/47 (Call 11/04/46)	50	41,762
4.15%, 05/15/45 (Call 11/16/44)	154	130,286
4.35%, 04/15/47 (Call 10/15/46)	80	69,710
4.45%, 11/16/38 (Call 05/16/38)	215	199,374
4.50%, 06/01/42	270	246,270
4.63%, 11/16/48 (Call 05/16/48)	170	155,139
4.70%, 12/15/41	55	50,677
4.80%, 12/15/43 (Call 06/15/43)	115	106,466
4.88%, 10/15/40	36	34,087
5.38%, 02/27/53 (Call 08/27/52)	130	131,569
5.40%, 05/01/35	15	15,302
5.70%, 04/15/40	10	10,292
6.05%, 06/01/36	80	85,859
6.13%, 07/15/38	15	16,378
		6,286,253
Agriculture — 0.7%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	140	95,946
3.70%, 02/04/51 (Call 08/04/50)	105	68,031
3.88%, 09/16/46 (Call 03/16/46)	153	106,340
4.00%, 02/04/61 (Call 08/04/60)	150	102,198
4.25%, 08/09/42	73	56,192
4.45%, 05/06/50 (Call 11/06/49)	60	43,471
4.50%, 05/02/43	130	101,717
5.38%, 01/31/44	160	148,133
5.80%, 02/14/39 (Call 08/14/38)	181	175,177
5.95%, 02/14/49 (Call 08/14/48)	340	313,830
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	155	103,280
3.75%, 09/15/47 (Call 03/15/47)	55	45,335
4.02%, 04/16/43	45	38,845
4.50%, 03/15/49 (Call 09/15/48)	70	64,492
4.54%, 03/26/42	2	1,856
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	140	97,636
3.98%, 09/25/50 (Call 03/25/50)	110	72,355
4.39%, 08/15/37 (Call 02/15/37)	255	201,450
4.54%, 08/15/47 (Call 02/15/47)	305	218,749
4.76%, 09/06/49 (Call 03/06/49)	70	51,758
5.28%, 04/02/50 (Call 10/02/49)	55	44,398
5.65%, 03/16/52 (Call 09/16/51)	30	25,689
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)	110	77,400
3.88%, 05/23/49 (Call 11/23/48)(a)	40	32,067
4.38%, 04/22/52 (Call 10/22/51)(a)	100	87,178
4.76%, 11/23/45(a)	70	65,066
Philip Morris International Inc.
3.88%, 08/21/42	79	61,020
4.13%, 03/04/43	135	107,077
4.25%, 11/10/44	116	93,457
4.38%, 11/15/41	97	81,356
4.50%, 03/20/42	130	110,374
4.88%, 11/15/43	210	184,338
6.38%, 05/16/38	50	53,406

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	$130	$121,754
5.85%, 08/15/45 (Call 02/15/45)	230	200,960
6.15%, 09/15/43	10	9,519
7.25%, 06/15/37	161	168,865
		3,630,715
Airlines — 0.0%
American Airlines 2021-1 Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	53	43,918
British Airways Pass Through Trust, Class A, 2.90%, 09/15/36(a)	97	80,530
		124,448
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	75	61,358
3.38%, 11/01/46 (Call 05/01/46)	55	43,852
3.38%, 03/27/50 (Call 09/27/49)	190	151,286
3.63%, 05/01/43 (Call 11/01/42)	95	78,182
3.88%, 11/01/45 (Call 05/01/45)	60	52,193
		386,871
Auto Manufacturers — 0.2%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)	15	9,504
4.88%, 10/01/43 (Call 04/01/43)	86	81,061
Ford Motor Co.
4.75%, 01/15/43	225	166,016
5.29%, 12/08/46 (Call 06/08/46)	140	110,543
7.40%, 11/01/46	40	40,623
General Motors Co.
5.00%, 04/01/35	93	83,673
5.15%, 04/01/38 (Call 10/01/37)	120	106,141
5.20%, 04/01/45	90	74,580
5.40%, 04/01/48 (Call 10/01/47)	122	102,397
5.95%, 04/01/49 (Call 10/01/48)	80	72,669
6.25%, 10/02/43	163	153,972
6.60%, 04/01/36 (Call 10/01/35)	113	114,504
6.75%, 04/01/46 (Call 10/01/45)	115	113,979
		1,229,662
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	90	54,184
4.40%, 10/01/46 (Call 04/01/46)	25	19,047
5.40%, 03/15/49 (Call 09/15/48)(b)	90	78,529
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	105	77,246
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	31	24,535
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	15	9,772
5.25%, 05/15/49 (Call 11/15/48)	20	17,326
		280,639
Banks — 3.7%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (3-mo. SOFR + 1.432%)(c)	584	402,265
2.83%, 10/24/51 (Call 10/24/50), (3-mo. SOFR + 1.432%)(c)	165	105,090
2.97%, 07/21/52 (Call 07/21/51), (3-mo. SOFR + 1.432%)(c)	235	156,059
3.31%, 04/22/42 (Call 04/22/41), (3-mo. SOFR + 1.432%)(c)	130	97,481
Security	Par (000)	Value

Banks (continued)
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(c)	$75	$59,470
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1582%)(c)	213	179,276
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(c)	700	562,485
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(c)	246	216,541
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(c)	206	173,588
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 1.252%)(c)	340	293,134
5.00%, 01/21/44	172	162,588
5.88%, 02/07/42	250	262,735
6.11%, 01/29/37	215	224,808
7.75%, 05/14/38	225	267,073
Series L, 4.75%, 04/21/45	45	40,617
Series N, 3.48%, 03/13/52 (Call 03/13/51), (3-mo. SOFR + 1.432%)(c)	290	211,024
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(c)	200	139,516
4.95%, 01/10/47	235	206,734
5.25%, 08/17/45	100	92,349
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	100	65,924
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(c)	155	108,984
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(c)	130	108,909
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(c)	95	80,254
4.65%, 07/30/45	157	138,174
4.65%, 07/23/48 (Call 06/23/48)	385	341,772
4.75%, 05/18/46	225	189,767
5.30%, 05/06/44	105	95,816
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(c)	127	123,100
5.88%, 01/30/42	15	15,618
6.13%, 08/25/36	190	194,349
6.68%, 09/13/43	135	143,649
8.13%, 07/15/39	176	223,231
Commonwealth Bank of Australia
3.31%, 03/11/41(a)	200	138,746
3.74%, 09/12/39(a)	275	205,219
3.90%, 07/12/47(a)	100	86,067
Cooperatieve Rabobank UA
5.25%, 05/24/41	120	124,752
5.25%, 08/04/45	250	232,290
Credit Suisse Group AG, 4.88%, 05/15/45	235	199,033
Fifth Third Bancorp., 8.25%, 03/01/38	157	176,269
Goldman Sachs Capital I, 6.35%, 02/15/34	20	20,306
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(c)	155	108,103
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(c)	190	138,907
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(c)	195	145,628
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.634%)(c)	353	297,692

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.430%)(c)	$231	$201,310
4.75%, 10/21/45 (Call 04/21/45)	307	274,728
4.80%, 07/08/44 (Call 01/08/44)	331	299,446
5.15%, 05/22/45	310	286,536
6.25%, 02/01/41	231	246,833
6.45%, 05/01/36	60	62,980
6.75%, 10/01/37	473	504,975
HSBC Holdings PLC
5.25%, 03/14/44	375	336,626
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(c)	430	445,059
6.50%, 05/02/36	200	206,470
6.50%, 09/15/37	225	228,998
6.80%, 06/01/38	110	111,495
Intesa Sanpaolo SpA, 4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(c)	85	55,220
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(c)	252	171,143
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(c)	300	224,145
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(c)	331	228,506
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 2.460%)(c)	140	104,905
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(c)	455	325,994
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(c)	352	302,526
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(c)	295	236,124
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(c)	260	210,725
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(c)	240	195,341
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(c)	145	124,568
4.85%, 02/01/44	25	23,551
4.95%, 06/01/45	190	175,932
5.40%, 01/06/42	115	115,313
5.50%, 10/15/40	96	97,458
5.60%, 07/15/41	214	221,999
5.63%, 08/16/43	140	141,557
6.40%, 05/15/38	238	265,684
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	295	178,339
0.00%, 06/29/37(d)	275	158,136
Lloyds Banking Group PLC
4.34%, 01/09/48	200	149,730
5.30%, 12/01/45	200	174,422
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	50	42,138
4.15%, 03/07/39	146	130,311
4.29%, 07/26/38	95	85,812
Morgan Stanley
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(c)	200	128,596
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(c)	265	198,718
Security	Par (000)	Value

Banks (continued)
3.97%, 07/22/38 (Call 07/22/37), (3-mo. LIBOR US + 1.455%)(c)	$355	$302,137
4.30%, 01/27/45	316	273,583
4.38%, 01/22/47	280	243,236
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(c)	142	127,338
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(c)	251	259,823
6.38%, 07/24/42	127	139,710
Regions Financial Corp., 7.38%, 12/10/37	25	26,431
Societe Generale SA
3.63%, 03/01/41(a)	200	125,970
4.03%, 01/21/43 (Call 01/21/42), (1-year CMT + 1.900%)(a)(c)	65	42,581
7.37%, 01/10/53(a)	55	52,928
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	182,762
Sumitomo Mitsui Financial Group Inc.
2.93%, 09/17/41	50	35,296
3.05%, 01/14/42	100	72,482
UBS Group AG, 3.18%, 02/11/43 (Call 02/11/42), (1-year CMT + 1.100%)(a)(c)	370	258,904
Wachovia Corp., 5.50%, 08/01/35	165	162,423
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(c)	465	337,767
3.90%, 05/01/45	205	162,147
4.40%, 06/14/46	170	136,916
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(c)	410	353,937
4.65%, 11/04/44	175	148,220
4.75%, 12/07/46	300	252,057
4.90%, 11/17/45	198	172,311
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(c)	580	529,360
5.38%, 02/07/35	145	145,107
5.38%, 11/02/43	176	165,398
5.61%, 01/15/44	265	252,966
5.95%, 12/01/86	30	29,640
Wells Fargo Bank NA, 6.60%, 01/15/38	250	275,515
Westpac Banking Corp.
2.96%, 11/16/40	110	72,888
3.13%, 11/18/41	115	77,457
4.42%, 07/24/39	115	95,049
		20,740,080
Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	528	517,181
4.90%, 02/01/46 (Call 08/01/45)	1,030	977,779
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(b)	15	12,966
4.63%, 02/01/44	100	92,275
4.70%, 02/01/36 (Call 08/01/35)	255	248,551
4.90%, 02/01/46 (Call 08/01/45)	150	141,462
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40 (Call 12/01/39)	40	36,695
4.38%, 04/15/38 (Call 10/15/37)	195	182,836
4.44%, 10/06/48 (Call 04/06/48)	216	193,938
4.50%, 06/01/50 (Call 12/01/49)	115	104,052
4.60%, 04/15/48 (Call 10/15/47)	358	328,557

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.60%, 06/01/60 (Call 12/01/59)	$105	$93,869
4.75%, 04/15/58 (Call 10/15/57)	135	123,942
4.95%, 01/15/42	80	77,539
5.45%, 01/23/39 (Call 07/23/38)	240	249,276
5.55%, 01/23/49 (Call 07/23/48)	500	522,755
5.80%, 01/23/59 (Call 07/23/58)	185	199,152
8.20%, 01/15/39	40	52,108
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	190	168,486
4.50%, 07/15/45 (Call 01/15/45)	47	42,934
Coca-Cola Co. (The)
2.50%, 06/01/40	131	97,907
2.50%, 03/15/51	165	110,967
2.60%, 06/01/50	165	114,188
2.75%, 06/01/60	185	126,102
2.88%, 05/05/41	100	77,867
3.00%, 03/05/51	165	123,306
4.20%, 03/25/50	110	101,838
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	95	72,805
4.10%, 02/15/48 (Call 08/15/47)	70	56,083
4.50%, 05/09/47 (Call 11/09/46)	50	42,526
5.25%, 11/15/48 (Call 05/15/48)	40	37,537
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	85	72,082
5.88%, 09/30/36	45	48,962
Diageo Investment Corp.
4.25%, 05/11/42	177	160,427
7.45%, 04/15/35	50	60,917
Heineken NV
4.00%, 10/01/42(a)	15	12,521
4.35%, 03/29/47 (Call 09/29/46)(a)	90	76,493
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	50	34,781
3.80%, 05/01/50 (Call 11/01/49)	130	99,921
4.42%, 12/15/46 (Call 06/15/46)	155	131,335
4.50%, 11/15/45 (Call 05/15/45)	40	34,778
4.50%, 04/15/52 (Call 10/15/51)	105	90,601
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	254	204,821
5.00%, 05/01/42	115	106,435
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	80	60,062
2.75%, 10/21/51 (Call 04/21/51)	50	35,509
2.88%, 10/15/49 (Call 04/15/49)	175	128,936
3.38%, 07/29/49 (Call 01/29/49)	47	37,942
3.45%, 10/06/46 (Call 04/06/46)	124	101,190
3.50%, 03/19/40 (Call 09/19/39)	30	25,249
3.63%, 03/19/50 (Call 09/19/49)	264	220,569
3.88%, 03/19/60 (Call 09/19/59)	150	127,543
4.00%, 03/05/42	90	80,801
4.00%, 05/02/47 (Call 11/02/46)	110	100,409
4.20%, 07/18/52 (Call 01/18/52)	25	23,058
4.25%, 10/22/44 (Call 04/22/44)	5	4,562
4.45%, 04/14/46 (Call 10/14/45)	5	4,799
		7,412,182
Biotechnology — 0.9%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	132	80,533
2.80%, 08/15/41 (Call 02/15/41)	215	151,059
Security	Par (000)	Value

Biotechnology (continued)
3.00%, 01/15/52 (Call 07/15/51)	$125	$81,777
3.15%, 02/21/40 (Call 08/21/39)	165	124,387
3.38%, 02/21/50 (Call 08/21/49)	225	160,506
4.20%, 02/22/52 (Call 08/22/51)	85	69,216
4.40%, 05/01/45 (Call 11/01/44)	280	236,821
4.40%, 02/22/62 (Call 08/22/61)	105	84,597
4.56%, 06/15/48 (Call 12/15/47)	110	95,707
4.66%, 06/15/51 (Call 12/15/50)	361	317,092
4.88%, 03/01/53 (Call 09/01/52)	180	162,515
4.95%, 10/01/41	86	79,167
5.15%, 11/15/41 (Call 05/15/41)	131	123,892
5.60%, 03/02/43 (Call 09/02/42)	260	257,611
5.65%, 06/15/42 (Call 12/15/41)	15	14,981
5.65%, 03/02/53 (Call 09/02/52)	435	434,608
5.75%, 03/02/63 (Call 09/02/62)	340	338,290
6.38%, 06/01/37	132	143,196
6.40%, 02/01/39	60	63,461
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	105	70,576
3.25%, 02/15/51 (Call 08/15/50)	114	77,951
5.20%, 09/15/45 (Call 03/15/45)	215	210,764
CSL Finance PLC
4.75%, 04/27/52 (Call 10/27/51)(a)	65	59,290
4.95%, 04/27/62 (Call 10/27/61)(a)	20	18,327
Gilead Sciences Inc.
2.80%, 10/01/50 (Call 04/01/50)	185	123,095
4.00%, 09/01/36 (Call 03/01/36)	230	208,999
4.15%, 03/01/47 (Call 09/01/46)	185	158,062
4.50%, 02/01/45 (Call 08/01/44)	205	184,793
4.60%, 09/01/35 (Call 03/01/35)	125	120,730
4.75%, 03/01/46 (Call 09/01/45)	308	287,949
4.80%, 04/01/44 (Call 10/01/43)	160	150,346
5.65%, 12/01/41 (Call 06/01/41)	10	10,434
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	145	92,353
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	160	112,570
3.35%, 09/02/51 (Call 03/02/51)	55	34,921
3.55%, 09/02/50 (Call 03/02/50)(b)	120	79,572
		5,020,148
Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	120	90,349
3.58%, 04/05/50 (Call 10/05/49)	305	219,261
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(a)	125	112,874
Fortune Brands Home & Security Inc., 4.50%, 03/25/52 (Call 09/25/51)	120	89,604
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	130	110,815
4.63%, 07/02/44 (Call 01/02/44)	30	26,536
4.95%, 07/02/64 (Call 01/02/64)(e)	83	72,003
5.13%, 09/14/45 (Call 03/14/45)	50	47,075
6.00%, 01/15/36	40	41,888
Lafarge SA, 7.13%, 07/15/36	25	27,386
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	70	47,842
4.25%, 12/15/47 (Call 06/15/47)	80	65,744
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	30	18,747
4.50%, 05/15/47 (Call 11/15/46)	97	77,579

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	$62	$50,666
4.40%, 01/30/48 (Call 07/30/47)	25	20,483
7.00%, 12/01/36	20	22,117
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	25	20,815
5.75%, 06/15/43	110	111,393
Trane Technologies Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	15	13,193
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	40	34,281
4.70%, 03/01/48 (Call 09/01/47)	30	26,515
		1,347,166
Chemicals — 0.9%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	120	89,152
2.80%, 05/15/50 (Call 11/15/49)	115	80,583
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	45	41,731
5.65%, 06/01/52 (Call 12/01/51)	50	46,034
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	30	29,982
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(f)	200	185,612
CF Industries Inc.
4.95%, 06/01/43	82	68,541
5.15%, 03/15/34	65	61,654
5.38%, 03/15/44	110	96,558
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	40	29,002
4.38%, 11/15/42 (Call 05/15/42)	77	64,536
4.63%, 10/01/44 (Call 04/01/44)	120	103,036
4.80%, 05/15/49 (Call 11/15/48)	95	81,241
5.25%, 11/15/41 (Call 05/15/41)	126	119,263
5.55%, 11/30/48 (Call 05/30/48)	65	62,129
6.90%, 05/15/53 (Call 11/15/52)	165	183,739
9.40%, 05/15/39	38	50,587
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	206	202,731
5.42%, 11/15/48 (Call 05/15/48)	190	186,063
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	74	61,493
4.80%, 09/01/42 (Call 03/01/42)	50	43,226
Ecolab Inc.
2.70%, 12/15/51 (Call 06/15/51)	205	132,481
2.75%, 08/18/55 (Call 02/18/55)	92	57,286
3.95%, 12/01/47 (Call 06/01/47)	50	41,914
FMC Corp.
4.50%, 10/01/49 (Call 04/01/49)	65	50,334
6.38%, 05/18/53 (Call 11/18/52)	60	59,560
GC Treasury Center Co. Ltd., 4.30%, 03/18/51 (Call 09/18/50)(f)	200	147,656
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)(f)	90	89,912
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)	130	89,744
4.38%, 06/01/47 (Call 12/01/46)	160	120,947
5.00%, 09/26/48 (Call 03/26/48)	65	53,932
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	115	92,896
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	123	106,137
5.25%, 07/15/43	43	38,368
Security	Par (000)	Value

Chemicals (continued)
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	$125	$89,872
3.63%, 04/01/51 (Call 10/01/50)	126	86,069
3.80%, 10/01/60 (Call 04/01/60)	30	19,735
4.20%, 10/15/49 (Call 04/15/49)	85	63,452
4.20%, 05/01/50 (Call 11/01/49)	145	108,173
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	66	52,377
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	30	24,114
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	30	25,391
5.45%, 11/15/33 (Call 05/15/33)	50	48,506
5.63%, 11/15/43 (Call 05/15/43)	70	64,251
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	30	22,713
4.13%, 03/15/35 (Call 09/15/34)	70	62,086
4.90%, 06/01/43 (Call 12/01/42)	40	35,522
5.00%, 04/01/49 (Call 10/01/48)	25	22,194
5.25%, 01/15/45 (Call 07/15/44)	70	64,396
5.63%, 12/01/40	41	39,606
5.80%, 03/27/53 (Call 09/27/52)	160	157,333
5.88%, 12/01/36	50	51,516
6.13%, 01/15/41 (Call 07/15/40)	25	25,397
OCP SA, 6.88%, 04/25/44(f)	200	182,716
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(f)	200	172,128
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	30	22,678
5.25%, 06/01/45 (Call 12/01/44)	70	62,151
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	55	34,188
3.30%, 05/15/50 (Call 11/15/49)	30	20,583
3.80%, 08/15/49 (Call 02/15/49)	80	60,178
4.00%, 12/15/42 (Call 06/15/42)	40	32,012
4.50%, 06/01/47 (Call 12/01/46)	120	102,454
4.55%, 08/01/45 (Call 02/01/45)	60	50,827
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51 (Call 03/10/51)(f)	200	136,034
Westlake Corp.
3.13%, 08/15/51 (Call 02/15/51)	160	98,627
4.38%, 11/15/47 (Call 05/15/47)	60	46,580
5.00%, 08/15/46 (Call 02/15/46)	131	112,247
		5,164,166
Coal — 0.1%
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	22,408
5.40%, 02/01/43 (Call 08/01/42)	25	22,695
6.00%, 08/15/40 (Call 02/15/40)	100	97,010
6.13%, 10/01/35	100	101,497
6.25%, 07/15/41 (Call 01/15/41)	16	16,037
		259,647
Commercial Services — 0.8%
American University (The), Series 2019, 3.67%, 04/01/49	20	15,917
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	130	82,586
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	15	10,169
4.32%, 08/01/45	75	68,335
4.70%, 11/01/2111	110	94,700
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)	5	4,823

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(f)	$200	$185,792
6.85%, 07/02/37(a)	200	216,710
Duke University
Series 2020, 2.68%, 10/01/44	85	62,511
Series 2020, 2.76%, 10/01/50	40	27,698
Series 2020, 2.83%, 10/01/55	25	16,925
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	45	32,007
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	70	58,323
4.50%, 02/15/45 (Call 08/15/44)(a)	40	34,656
5.40%, 05/01/53(a)	60	58,982
5.63%, 03/15/42(a)	10	10,029
7.00%, 10/15/37(a)	155	179,902
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	35	22,366
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	45	27,072
George Washington University (The)
4.87%, 09/15/45	90	85,441
Series 2014, 4.30%, 09/15/44	100	89,223
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	25	21,353
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	45	30,473
Series B, 4.32%, 04/01/49 (Call 10/01/48)	136	118,146
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	55	40,250
5.95%, 08/15/52 (Call 02/15/52)	150	139,626
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	5	4,213
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	50	43,673
Series A, 2.81%, 01/01/60 (Call 07/01/59)	55	35,642
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	20	13,032
3.65%, 05/01/48 (Call 11/01/47)	100	84,720
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	135	100,418
3.89%, 07/01/2116	25	19,138
3.96%, 07/01/38	25	23,197
4.68%, 07/01/2114	30	27,415
5.60%, 07/01/2111	30	33,272
Series F, 2.99%, 07/01/50 (Call 01/01/50)	125	93,152
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	45	28,262
Moody’s Corp.
3.10%, 11/29/61 (Call 05/29/61)	120	76,764
3.25%, 05/20/50 (Call 11/20/49)	45	31,683
3.75%, 02/25/52 (Call 08/25/51)	50	38,842
4.88%, 12/17/48 (Call 06/17/48)	25	22,970
5.25%, 07/15/44	51	49,381
Northeastern University, Series 2020, 2.89%, 10/01/50	30	20,359
Northwestern University
4.64%, 12/01/44	90	87,115
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	50	39,647
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	50	33,459
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)	189	132,858
5.05%, 06/01/52 (Call 12/01/51)(b)	110	103,616
5.25%, 06/01/62 (Call 12/01/61)	30	28,119
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	70	47,169
Security	Par (000)	Value

Commercial Services (continued)
3.15%, 07/15/46 (Call 01/15/46)	$45	$34,750
3.30%, 07/15/56 (Call 01/15/56)	45	34,203
4.88%, 10/15/40	65	65,695
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	5	3,419
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	130	83,616
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	200	111,742
3.25%, 12/01/49 (Call 06/01/49)	86	63,127
3.70%, 03/01/52 (Call 09/01/51)	25	20,167
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	25	18,096
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	90	78,215
Trustees of Princeton University (The)
5.70%, 03/01/39	95	104,901
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	105	69,613
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	15	10,361
4.67%, 09/01/2112	15	13,372
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	20	14,368
4.00%, 10/01/53 (Call 04/01/53)	150	126,693
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	5	3,860
Series C, 2.55%, 04/01/50 (Call 10/01/49)	10	6,731
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	165	131,502
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	61	49,572
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	100	68,603
3.03%, 10/01/39	145	117,087
5.25%, 10/01/2111(b)	50	50,062
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	110	94,794
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	15	10,573
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	30	21,435
5.50%, 06/15/45 (Call 12/15/44)	55	52,744
William Marsh Rice University, 3.57%, 05/15/45	140	117,232
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	108	70,546
		4,599,210
Computers — 0.9%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	120	88,156
2.40%, 08/20/50 (Call 02/20/50)	105	68,762
2.55%, 08/20/60 (Call 02/20/60)	195	126,071
2.65%, 05/11/50 (Call 11/11/49)	228	156,910
2.65%, 02/08/51 (Call 08/08/50)	365	249,638
2.70%, 08/05/51 (Call 02/05/51)	175	120,893
2.80%, 02/08/61 (Call 08/08/60)	230	151,933
2.85%, 08/05/61 (Call 02/05/61)	105	70,138
2.95%, 09/11/49 (Call 03/11/49)	255	187,800
3.45%, 02/09/45	140	117,226
3.75%, 09/12/47 (Call 03/12/47)	100	85,475
3.75%, 11/13/47 (Call 05/13/47)	115	98,719
3.85%, 05/04/43	275	244,436
3.85%, 08/04/46 (Call 02/04/46)	175	153,223
3.95%, 08/08/52 (Call 02/08/52)	190	165,703
4.10%, 08/08/62 (Call 02/08/62)	205	177,559
4.25%, 02/09/47 (Call 08/09/46)	80	75,810
4.38%, 05/13/45	221	208,980
4.45%, 05/06/44	50	48,834

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.50%, 02/23/36 (Call 08/23/35)(b)	$260	$266,393
4.65%, 02/23/46 (Call 08/23/45)	385	380,854
4.85%, 05/10/53	80	80,278
Crane NXT Co., 4.20%, 03/15/48 (Call 09/15/47)	50	33,716
Dell Inc., 6.50%, 04/15/38	50	50,848
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(a)	75	51,656
3.45%, 12/15/51 (Call 06/15/51)(a)	170	109,239
8.10%, 07/15/36 (Call 01/15/36)	134	154,759
8.35%, 07/15/46 (Call 01/15/46)	48	56,650
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	78	82,553
6.35%, 10/15/45 (Call 04/15/45)	165	168,213
HP Inc., 6.00%, 09/15/41	132	131,279
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	100	71,892
3.43%, 02/09/52 (Call 08/09/51)	100	71,505
4.00%, 06/20/42	165	137,610
4.15%, 05/15/39	150	130,723
4.25%, 05/15/49	130	108,892
4.70%, 02/19/46	230	203,778
4.90%, 07/27/52 (Call 01/27/52)	155	141,802
5.60%, 11/30/39	135	137,931
7.13%, 12/01/96	40	50,012
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)	55	35,344
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	60	52,472
		5,304,665
Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.45%, 03/15/43	25	25,948
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	95	82,484
4.00%, 08/15/45	90	81,479
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	106	77,080
4.15%, 03/15/47 (Call 09/15/46)	15	13,058
4.38%, 06/15/45 (Call 12/15/44)	20	17,808
6.00%, 05/15/37	35	38,706
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/52 (Call 09/24/51)	100	81,037
Kenvue Inc.
5.05%, 03/22/53 (Call 09/22/52)(a)	165	166,175
5.10%, 03/22/43 (Call 09/22/42)(a)	190	190,883
5.20%, 03/22/63 (Call 09/22/62)(a)	45	45,148
Procter & Gamble Co. (The)
3.55%, 03/25/40	55	48,152
3.60%, 03/25/50	155	130,543
5.55%, 03/05/37	75	83,948
		1,082,449
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	30	23,907
4.20%, 05/15/47 (Call 11/15/46)	30	25,965
4.60%, 06/15/45 (Call 12/15/44)	125	116,412
		166,284
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/33 (Call 07/29/33)	50	39,814
3.85%, 10/29/41 (Call 04/29/41)	150	112,024
American Express Co., 4.05%, 12/03/42	142	123,228
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(a)	5	3,166
Security	Par (000)	Value

Diversified Financial Services (continued)
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(a)	$25	$14,158
2.85%, 08/05/51 (Call 02/05/51)(a)	125	71,285
3.20%, 01/30/52 (Call 07/30/51)(a)	15	9,404
3.50%, 09/10/49 (Call 03/10/49)(a)	130	85,251
4.00%, 10/02/47 (Call 04/02/47)(a)	60	44,236
4.45%, 07/15/45(a)	130	103,206
5.00%, 06/15/44(a)	40	34,289
Blue Owl Finance LLC, 4.13%, 10/07/51 (Call 04/07/51)(a)	15	9,359
Brookfield Finance Inc.
3.63%, 02/15/52 (Call 08/15/51)	60	40,072
4.70%, 09/20/47 (Call 03/20/47)	108	90,022
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	90	59,350
China Overseas Finance Cayman V Ltd., 5.35%, 11/15/42(f)	200	184,460
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	140	83,411
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	187	192,610
Franklin Resources Inc., 2.95%, 08/12/51 (Call 02/12/51)	25	15,956
Intercontinental Exchange Inc.
2.65%, 09/15/40 (Call 03/15/40)	130	92,158
3.00%, 06/15/50 (Call 12/15/49)	232	158,523
3.00%, 09/15/60 (Call 03/15/60)	95	59,986
4.25%, 09/21/48 (Call 03/21/48)	145	123,736
4.95%, 06/15/52 (Call 12/15/51)	155	147,589
5.20%, 06/15/62 (Call 12/15/61)	125	124,365
Invesco Finance PLC, 5.38%, 11/30/43	45	43,534
Jefferies Financial Group Inc., 6.25%, 01/15/36	100	102,247
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	75	68,484
Legg Mason Inc., 5.63%, 01/15/44	110	107,213
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)	30	21,668
3.65%, 06/01/49 (Call 12/01/48)	90	74,027
3.80%, 11/21/46 (Call 05/21/46)	180	152,145
3.85%, 03/26/50 (Call 09/26/49)	190	161,468
3.95%, 02/26/48 (Call 08/26/47)	50	43,724
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	130	86,411
3.25%, 04/28/50 (Call 10/28/49)	115	78,374
3.95%, 03/07/52 (Call 09/07/51)	50	38,507
Navient Corp., 5.63%, 08/01/33	65	46,529
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)	105	85,096
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	50	36,592
4.95%, 07/15/46	200	177,272
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 4.00%, 10/15/33 (Call 10/15/27)(a)	90	67,756
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)	105	64,236
2.70%, 04/15/40 (Call 10/15/39)	142	108,620
3.65%, 09/15/47 (Call 03/15/47)	200	168,992
4.15%, 12/14/35 (Call 06/14/35)	185	178,314
4.30%, 12/14/45 (Call 06/14/45)	432	401,211
Voya Financial Inc.
4.80%, 06/15/46	15	12,367
5.70%, 07/15/43	130	123,911
Western Union Co. (The), 6.20%, 11/17/36	91	91,320
		4,561,676
Electric — 5.7%
Abu Dhabi National Energy Co. PJSC, 4.00%, 10/03/49(f)	200	169,792

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Adani Transmission Ltd., 4.25%, 05/21/36(f)	$163	$126,550
AEP Texas Inc.
3.80%, 10/01/47 (Call 04/01/47)	35	26,142
5.25%, 05/15/52 (Call 11/15/51)	60	56,347
Series H, 3.45%, 01/15/50 (Call 07/15/49)	30	21,338
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	5	3,489
3.75%, 12/01/47 (Call 06/01/47)	35	27,753
3.80%, 06/15/49 (Call 12/15/48)	65	51,382
4.00%, 12/01/46 (Call 06/01/46)	15	12,584
4.50%, 06/15/52 (Call 12/01/51)	30	26,533
5.40%, 03/15/53 (Call 09/15/52)	105	106,636
Series M, 3.65%, 04/01/50 (Call 10/01/49)	130	100,019
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	135	90,037
3.13%, 07/15/51 (Call 01/15/51)	55	37,413
3.45%, 10/01/49 (Call 04/01/49)	65	47,479
3.75%, 03/01/45 (Call 09/01/44)	100	78,369
4.15%, 08/15/44 (Call 02/15/44)	75	62,443
4.30%, 01/02/46 (Call 07/02/45)	30	25,295
6.00%, 03/01/39	110	115,058
Series A, 4.30%, 07/15/48 (Call 01/15/48)	47	39,597
Series B, 3.70%, 12/01/47 (Call 06/01/47)	95	72,936
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	30	20,108
3.25%, 03/15/50 (Call 09/15/49)	5	3,613
3.70%, 12/01/47 (Call 06/01/47)	40	32,056
4.15%, 03/15/46 (Call 09/15/45)	40	33,312
4.50%, 03/15/49 (Call 09/15/48)	25	22,416
5.90%, 12/01/52 (Call 06/01/52)	25	27,118
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	55	37,193
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(a)	5	4,651
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	30	24,963
4.45%, 06/01/45 (Call 12/01/44)	15	12,484
7.00%, 04/01/38	86	97,550
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	40	33,351
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	75	51,005
3.50%, 12/01/49 (Call 06/01/49)	30	20,884
3.75%, 05/15/46 (Call 11/15/45)	85	62,596
4.20%, 08/15/48 (Call 02/15/48)	30	23,241
4.35%, 11/15/45 (Call 05/15/45)	25	19,946
4.50%, 04/01/42 (Call 10/01/41)	146	123,510
5.05%, 09/01/41 (Call 03/01/41)	30	27,200
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	130	102,934
4.35%, 06/01/48 (Call 12/01/47)	95	82,476
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	5	3,319
3.20%, 09/15/49 (Call 03/15/49)	25	17,835
3.50%, 08/15/46 (Call 02/15/46)	25	18,945
3.75%, 08/15/47 (Call 02/15/47)	45	35,010
4.25%, 09/15/48 (Call 03/15/48)	10	8,420
4.55%, 06/01/52 (Call 12/01/51)	55	48,811
6.35%, 10/01/36	100	109,644
Baltimore Gas and Electric Co., 5.40%, 06/01/53 (Call 12/01/52)	35	35,054
Security	Par (000)	Value

Electric (continued)
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	$30	$25,298
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	130	85,371
3.80%, 07/15/48 (Call 01/15/48)	210	165,222
4.25%, 10/15/50 (Call 04/15/50)	125	104,862
4.45%, 01/15/49 (Call 07/15/48)	118	102,601
4.50%, 02/01/45 (Call 08/01/44)	138	121,244
4.60%, 05/01/53 (Call 11/01/52)	90	79,456
5.15%, 11/15/43 (Call 05/15/43)	35	33,581
5.95%, 05/15/37	160	169,542
6.13%, 04/01/36	201	217,134
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	120	87,610
4.20%, 09/15/46 (Call 03/15/46)	55	42,908
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	65	51,467
3.95%, 03/01/48 (Call 09/01/47)	30	24,621
4.50%, 04/01/44 (Call 10/01/43)	185	165,727
5.30%, 04/01/53 (Call 10/01/52)	130	132,177
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	40	34,752
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	15	10,080
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	40	29,596
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	40	33,306
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	73	73,504
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	35	31,876
Comision Federal de Electricidad
4.68%, 02/09/51 (Call 08/09/50)(f)	200	132,916
5.75%, 02/14/42(f)	200	167,460
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	75	51,299
3.65%, 06/15/46 (Call 12/15/45)	75	58,522
3.70%, 03/01/45 (Call 09/01/44)	30	23,544
4.00%, 03/01/48 (Call 09/01/47)	100	82,838
4.00%, 03/01/49 (Call 09/01/48)	40	32,780
4.35%, 11/15/45 (Call 05/15/45)	60	52,055
4.70%, 01/15/44 (Call 07/15/43)	45	41,395
5.90%, 03/15/36	65	68,665
6.45%, 01/15/38	30	33,543
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	65	51,232
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	250	177,137
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	50	32,237
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	55	43,725
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	15	12,477
4.30%, 04/15/44 (Call 10/15/43)	35	30,296
5.25%, 01/15/53 (Call 07/15/52)	55	55,224
Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	12,630
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	50	35,683
3.70%, 11/15/59 (Call 05/15/59)	20	14,341
3.85%, 06/15/46 (Call 12/15/45)	95	73,831
3.95%, 03/01/43 (Call 09/01/42)	140	114,121
4.45%, 03/15/44 (Call 09/15/43)	145	125,977
4.50%, 12/01/45 (Call 06/01/45)	155	133,670
4.50%, 05/15/58 (Call 11/15/57)	110	91,689
4.63%, 12/01/54 (Call 06/01/54)	55	46,911
6.15%, 11/15/52 (Call 05/15/52)	105	113,238
Series 06-A, 5.85%, 03/15/36	100	103,652

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 08-B, 6.75%, 04/01/38	$35	$39,750
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	90	70,419
Series A, 4.13%, 05/15/49 (Call 11/15/48)	160	130,342
Series C, 4.00%, 11/15/57 (Call 05/15/57)	55	42,732
Series C, 4.30%, 12/01/56 (Call 06/01/56)	160	127,405
Series E, 4.65%, 12/01/48 (Call 06/01/48)	55	48,493
Consorcio Transmantaro SA, 5.20%, 04/11/38 (Call 01/11/38)(f)	200	182,784
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	85	82,157
6.25%, 10/01/39	103	106,724
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	25	14,186
3.10%, 08/15/50 (Call 02/15/50)	106	74,961
3.50%, 08/01/51 (Call 02/01/51)	75	56,651
4.05%, 05/15/48 (Call 11/15/47)	90	75,500
4.20%, 09/01/52 (Call 03/01/52)	120	102,196
4.35%, 04/15/49 (Call 10/15/48)	60	52,796
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	35	27,513
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	15	12,956
7.00%, 06/15/38	35	38,868
Series A, 4.60%, 03/15/49 (Call 09/15/48)	40	33,831
Series B, 5.95%, 06/15/35	130	135,236
Series C, 4.05%, 09/15/42 (Call 03/15/42)	50	39,438
Series C, 4.90%, 08/01/41 (Call 02/01/41)	50	44,282
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	65	58,301
5.10%, 06/01/65 (Call 12/01/64)	35	33,560
5.45%, 02/01/41 (Call 08/01/40)	25	24,673
6.05%, 01/15/38	66	71,360
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	40	27,207
3.70%, 03/15/45 (Call 09/15/44)	55	43,579
3.70%, 06/01/46 (Call 12/01/45)	5	3,869
3.75%, 08/15/47 (Call 02/15/47)	135	106,437
3.95%, 03/01/49 (Call 09/01/48)	75	61,561
4.30%, 07/01/44 (Call 01/01/44)	30	26,036
5.40%, 04/01/53 (Call 10/01/52)	110	111,875
Series A, 4.00%, 04/01/43 (Call 10/01/42)	25	20,908
Series A, 4.05%, 05/15/48 (Call 11/15/47)	40	33,244
Series B, 3.25%, 04/01/51 (Call 10/01/50)	140	100,353
Series B, 3.65%, 03/01/52 (Call 09/01/51)	10	7,716
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	40	28,432
3.45%, 04/15/51 (Call 10/15/50)	15	11,016
3.55%, 03/15/52 (Call 09/15/51)	35	26,519
3.70%, 12/01/47 (Call 06/01/47)	40	30,994
3.75%, 06/01/45 (Call 12/01/44)	75	58,905
3.88%, 03/15/46 (Call 09/15/45)	80	64,165
3.95%, 03/15/48 (Call 09/15/47)	45	36,499
4.00%, 09/30/42 (Call 03/30/42)	100	82,729
4.25%, 12/15/41 (Call 06/15/41)	40	34,696
5.30%, 02/15/40	25	25,212
5.35%, 01/15/53 (Call 07/15/52)	65	64,999
6.00%, 01/15/38	55	58,550
6.05%, 04/15/38	35	37,468
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	75	55,022
Security	Par (000)	Value

Electric (continued)
3.50%, 06/15/51 (Call 12/15/50)	$65	$45,913
3.75%, 09/01/46 (Call 03/01/46)	100	75,166
3.95%, 08/15/47 (Call 02/15/47)	245	187,102
4.20%, 06/15/49 (Call 12/15/48)	40	31,596
4.80%, 12/15/45 (Call 06/15/45)	45	40,168
5.00%, 08/15/52 (Call 02/15/52)	120	107,063
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	45	30,492
3.40%, 10/01/46 (Call 04/01/46)	50	37,043
3.85%, 11/15/42 (Call 05/15/42)	50	40,872
4.20%, 07/15/48 (Call 01/15/48)	30	25,318
5.65%, 04/01/40	30	30,991
5.95%, 11/15/52 (Call 05/15/52)	40	43,396
6.35%, 09/15/37	200	220,444
6.40%, 06/15/38	150	166,753
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	55	34,948
3.75%, 05/15/46 (Call 11/15/45)	40	31,069
5.40%, 04/01/53 (Call 10/01/52)	75	74,612
6.12%, 10/15/35	35	36,813
6.35%, 08/15/38	35	39,135
6.45%, 04/01/39	30	33,033
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	135	95,380
Duke Energy Ohio Inc.
4.30%, 02/01/49 (Call 08/01/48)	5	4,158
5.65%, 04/01/53 (Call 10/01/52)	35	35,670
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	55	33,789
2.90%, 08/15/51 (Call 02/15/51)	50	32,770
3.60%, 09/15/47 (Call 03/15/47)	140	106,484
3.70%, 10/15/46 (Call 04/15/46)	125	96,486
4.10%, 05/15/42 (Call 11/15/41)	65	54,944
4.10%, 03/15/43 (Call 09/15/42)	50	42,000
4.15%, 12/01/44 (Call 06/01/44)	65	54,005
4.20%, 08/15/45 (Call 02/15/45)	130	108,425
4.38%, 03/30/44 (Call 09/30/43)	40	34,782
5.35%, 03/15/53 (Call 09/15/52)	40	40,032
6.30%, 04/01/38	50	54,731
E.ON International Finance BV, 6.65%, 04/30/38(a)	55	58,692
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	15	13,308
6.00%, 05/15/35	26	26,493
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	95	82,980
4.88%, 01/22/44(a)	90	72,931
4.95%, 10/13/45 (Call 04/13/45)(a)	145	117,128
5.00%, 09/21/48 (Call 03/21/48)(a)	90	73,037
5.25%, 10/13/55 (Call 04/13/55)(a)	25	20,624
5.60%, 01/27/40(a)	90	81,699
6.00%, 01/22/2114(a)	65	57,526
6.95%, 01/26/39(a)	355	371,252
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	75	59,657
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(f)	200	160,604
Enel Finance America LLC, 2.88%, 07/12/41 (Call 01/12/41)(a)	200	128,764
Enel Finance International NV
4.75%, 05/25/47(a)	85	69,816
5.50%, 06/15/52 (Call 12/15/51)(a)	195	170,828
6.00%, 10/07/39(a)	15	14,609
6.80%, 09/15/37(a)	205	215,006

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	$35	$21,708
3.35%, 06/15/52 (Call 12/15/51)	45	31,812
4.20%, 04/01/49 (Call 10/01/48)	40	33,278
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	145	105,957
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	60	39,370
3.10%, 06/15/41 (Call 12/15/40)	50	37,418
4.20%, 09/01/48 (Call 03/01/48)	175	145,598
4.20%, 04/01/50 (Call 10/01/49)	75	62,034
4.95%, 01/15/45 (Call 01/15/25)	90	82,341
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	24	18,527
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	75	55,034
4.50%, 03/30/39 (Call 09/30/38)	35	31,434
5.00%, 09/15/52 (Call 03/15/52)	40	37,282
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	25	17,454
3.45%, 04/15/50 (Call 10/15/49)	10	7,244
4.10%, 04/01/43 (Call 10/01/42)	140	116,505
4.13%, 03/01/42 (Call 09/01/41)	56	46,932
4.25%, 12/01/45 (Call 06/01/45)	5	4,114
5.70%, 03/15/53 (Call 09/15/52)	60	60,557
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	55	45,126
5.30%, 10/01/41 (Call 04/01/41)	40	38,775
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	130	105,085
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	85	61,515
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)	85	67,135
4.45%, 04/15/46 (Call 10/15/45)	50	42,152
4.70%, 04/15/50 (Call 10/15/49)	120	104,258
5.10%, 06/15/45 (Call 12/15/44)	90	82,544
5.60%, 03/15/53 (Call 09/15/52)	115	113,630
5.63%, 06/15/35	70	71,422
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	40	38,369
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	90	60,039
Series C, 5.10%, 07/15/47 (Call 01/15/47)	80	70,954
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	110	89,838
5.45%, 07/15/44 (Call 01/15/44)(a)	45	41,758
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	85	57,644
3.70%, 12/01/47 (Call 06/01/47)	165	132,429
3.80%, 12/15/42 (Call 06/15/42)	145	120,653
3.95%, 03/01/48 (Call 09/01/47)	110	91,672
3.99%, 03/01/49 (Call 09/01/48)	30	25,016
4.05%, 06/01/42 (Call 12/01/41)	60	51,621
4.05%, 10/01/44 (Call 04/01/44)	35	29,849
4.13%, 02/01/42 (Call 08/01/41)	105	91,182
4.13%, 06/01/48 (Call 12/01/47)	45	38,325
5.25%, 02/01/41 (Call 08/01/40)	60	60,148
5.30%, 04/01/53 (Call 10/01/52)	145	148,345
5.65%, 02/01/37	115	120,988
5.69%, 03/01/40	45	47,567
5.95%, 02/01/38	30	32,487
5.96%, 04/01/39	25	26,951
Georgia Power Co.
4.30%, 03/15/42	110	93,721
Security	Par (000)	Value

Electric (continued)
4.30%, 03/15/43	$25	$21,027
5.13%, 05/15/52 (Call 11/15/51)	25	23,900
Series 10-C, 4.75%, 09/01/40	50	45,758
Series A, 3.25%, 03/15/51 (Call 09/15/50)	85	58,696
Series B, 3.70%, 01/30/50 (Call 07/30/49)	120	90,574
Great River Energy
6.25%, 07/01/38(a)	82	86,463
7.23%, 07/01/38(a)	28	32,127
Iberdrola International BV, 6.75%, 07/15/36	60	68,591
Idaho Power Co.
5.50%, 03/15/53 (Call 09/15/52)	115	117,913
Series K, 4.20%, 03/01/48 (Call 09/01/47)	5	4,215
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	10	8,356
5.63%, 04/01/53 (Call 10/01/52)	170	173,595
Series K, 4.55%, 03/15/46 (Call 09/15/45)	71	61,455
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	41	33,499
Infraestructura Energetica Nova SAB de CV, 4.75%, 01/15/51 (Call 07/15/50)(f)	200	148,416
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(f)	200	163,838
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	90	59,107
3.50%, 09/30/49 (Call 03/30/49)	25	18,107
6.25%, 07/15/39	40	42,706
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	30	28,260
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	8	7,912
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	35	24,703
4.38%, 10/01/45 (Call 04/01/45)	100	83,661
5.13%, 11/01/40 (Call 05/01/40)	100	95,696
Louisville Gas & Electric Co., 4.25%, 04/01/49 (Call 10/01/48)	120	99,822
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	5	3,788
5.90%, 11/15/39(a)	30	30,581
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	100	64,580
3.15%, 04/15/50 (Call 10/15/49)	65	46,212
3.65%, 08/01/48 (Call 02/01/48)	65	50,739
3.95%, 08/01/47 (Call 02/01/47)	155	127,670
4.25%, 05/01/46 (Call 11/01/45)	5	4,274
4.25%, 07/15/49 (Call 01/15/49)	95	81,640
4.80%, 09/15/43 (Call 03/15/43)	25	23,358
5.75%, 11/01/35	25	26,514
5.80%, 10/15/36	25	26,796
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	158,056
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	130	108,191
Series B, 3.10%, 07/30/51 (Call 01/30/51)	50	33,167
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	30	29,389
National Grid USA, 5.80%, 04/01/35	50	50,895
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	35	29,440
4.40%, 11/01/48 (Call 05/01/48)	30	25,253
Nevada Power Co., Series R, 6.75%, 07/01/37	40	45,685
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(a)	10	6,365
3.80%, 12/05/47 (Call 06/05/47)(a)	99	77,508

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52 (Call 07/15/51)	$35	$22,883
5.25%, 02/28/53 (Call 08/28/52)	150	141,906
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	45	29,224
4.12%, 11/28/42(a)	25	19,846
5.78%, 09/16/52 (Call 03/16/52)(a)	160	160,016
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	100	64,107
2.90%, 03/01/50 (Call 09/01/49)	15	10,281
3.20%, 04/01/52 (Call 10/01/51)	130	92,869
3.40%, 08/15/42 (Call 02/15/42)	66	51,720
3.60%, 05/15/46 (Call 11/15/45)	70	54,326
3.60%, 09/15/47 (Call 03/15/47)	50	39,368
4.00%, 08/15/45 (Call 02/15/45)	15	12,322
4.13%, 05/15/44 (Call 11/15/43)	240	205,800
4.50%, 06/01/52 (Call 12/01/51)	10	8,974
5.35%, 11/01/39	30	30,440
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	25	20,981
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	25	17,252
4.40%, 03/01/44 (Call 09/01/43)	50	44,330
4.55%, 06/01/52 (Call 12/01/51)	135	121,000
4.95%, 09/15/52 (Call 03/15/52)	15	14,390
5.50%, 03/15/40	10	10,113
Oglethorpe Power Corp.
4.50%, 04/01/47	20	16,448
5.38%, 11/01/40	150	139,960
5.95%, 11/01/39	47	46,694
Ohio Edison Co., 6.88%, 07/15/36	35	39,185
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	180	144,995
4.15%, 04/01/48 (Call 10/01/47)	60	49,453
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	15	11,620
4.15%, 04/01/47 (Call 10/01/46)	35	28,472
5.60%, 04/01/53 (Call 10/01/52)	85	85,370
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	50	32,455
3.10%, 09/15/49 (Call 03/15/49)	105	74,235
3.70%, 05/15/50 (Call 11/15/49)	45	35,651
3.75%, 04/01/45 (Call 10/01/44)	90	73,270
3.80%, 09/30/47 (Call 03/30/47)	85	67,145
3.80%, 06/01/49 (Call 12/01/48)	40	32,161
4.10%, 11/15/48 (Call 05/15/48)	130	109,869
4.55%, 12/01/41 (Call 06/01/41)	50	46,149
4.60%, 06/01/52 (Call 12/01/51)	30	27,108
4.95%, 09/15/52 (Call 03/15/52)	50	47,781
5.30%, 06/01/42 (Call 12/01/41)	40	40,504
7.50%, 09/01/38	35	43,087
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	145	97,183
3.50%, 08/01/50 (Call 02/01/50)	190	118,446
3.75%, 08/15/42 (Call 02/15/42)	45	30,658
3.95%, 12/01/47 (Call 06/01/47)	110	74,282
4.00%, 12/01/46 (Call 06/01/46)	5	3,345
4.20%, 06/01/41 (Call 12/01/40)	155	115,295
4.25%, 03/15/46 (Call 09/15/45)	15	10,580
4.30%, 03/15/45 (Call 09/15/44)	35	24,963
4.50%, 07/01/40 (Call 01/01/40)	130	100,850
Security	Par (000)	Value

Electric (continued)
4.75%, 02/15/44 (Call 08/15/43)	$65	$49,875
4.95%, 07/01/50 (Call 01/01/50)	265	206,355
5.25%, 03/01/52 (Call 09/01/51)	60	48,262
6.70%, 04/01/53 (Call 10/01/52)	130	126,753
6.75%, 01/15/53 (Call 07/15/52)	215	210,909
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	5	3,267
3.30%, 03/15/51 (Call 09/15/50)	85	60,434
4.10%, 02/01/42 (Call 08/01/41)	40	33,830
4.13%, 01/15/49 (Call 07/15/48)	60	49,570
4.15%, 02/15/50 (Call 08/15/49)	35	28,856
5.35%, 12/01/53 (Call 06/01/53)	80	79,277
5.50%, 05/15/54	80	80,746
5.75%, 04/01/37	95	99,173
6.00%, 01/15/39	80	83,659
6.10%, 08/01/36	35	37,470
6.25%, 10/15/37	110	119,723
6.35%, 07/15/38	25	27,531
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	40	27,539
3.70%, 09/15/47 (Call 03/15/47)	85	66,675
3.90%, 03/01/48 (Call 09/01/47)	50	40,973
4.15%, 10/01/44 (Call 04/01/44)	20	16,920
4.60%, 05/15/52 (Call 11/15/51)	40	36,292
5.95%, 10/01/36	110	116,954
Perusahaan Listrik Negara PT, 4.88%, 07/17/49(f)	200	163,052
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.25%, 10/24/42(b)(f)	200	177,510
6.15%, 05/21/48(f)	200	194,322
PG&E Wildfire Recovery Funding LLC, Series A-5, 5.10%, 06/01/54	425	428,247
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	60	51,893
6.50%, 11/15/37	45	50,562
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	25	20,778
4.13%, 06/15/44 (Call 12/15/43)	40	33,754
4.75%, 07/15/43 (Call 01/15/43)	50	46,362
5.25%, 05/15/53 (Call 11/15/52)	130	130,662
6.25%, 05/15/39	10	10,898
Progress Energy Inc., 6.00%, 12/01/39	25	25,164
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	25	19,956
4.05%, 09/15/49 (Call 03/15/49)	30	24,521
4.10%, 06/15/48 (Call 12/15/47)	30	24,861
4.30%, 03/15/44 (Call 09/15/43)	25	21,784
4.50%, 06/01/52 (Call 12/01/51)	10	8,862
5.25%, 04/01/53 (Call 10/01/52)	130	128,669
6.50%, 08/01/38	30	33,594
Series 17, 6.25%, 09/01/37	106	116,043
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	30	21,560
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	25	16,185
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	55	42,555
5.15%, 01/15/53 (Call 07/15/52)	35	34,810
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51 (Call 02/15/51)	10	6,669
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	50	28,480
2.70%, 05/01/50 (Call 11/01/49)	25	16,538

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.20%, 08/01/49 (Call 02/01/49)	$35	$25,568
3.60%, 12/01/47 (Call 06/01/47)	75	58,218
3.80%, 03/01/46 (Call 09/01/45)	60	48,014
3.85%, 05/01/49 (Call 11/01/48)	40	32,569
3.95%, 05/01/42 (Call 11/01/41)	75	63,022
5.13%, 03/15/53 (Call 09/15/52)	170	168,453
5.80%, 05/01/37	30	31,906
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	75	52,972
4.22%, 06/15/48 (Call 12/15/47)	53	44,558
4.30%, 05/20/45 (Call 11/20/44)	30	25,018
5.64%, 04/15/41 (Call 10/15/40)	36	36,368
5.76%, 10/01/39	35	35,523
6.27%, 03/15/37	45	48,572
Ruwais Power Co. PJSC, 6.00%, 08/31/36(f)	200	211,278
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)	25	19,370
4.15%, 05/15/48 (Call 11/15/47)	195	162,681
4.50%, 08/15/40	65	59,728
5.35%, 04/01/53 (Call 10/01/52)	175	172,921
6.00%, 06/01/39	30	31,565
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	15	11,732
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	30	21,533
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	15	10,133
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	191,664
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	110	91,764
4.00%, 02/01/48 (Call 08/01/47)	76	59,112
6.00%, 10/15/39	90	91,337
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)	35	24,902
3.65%, 02/01/50 (Call 08/01/49)	135	100,486
4.00%, 04/01/47 (Call 10/01/46)	125	98,419
4.05%, 03/15/42 (Call 09/15/41)	186	149,650
4.50%, 09/01/40 (Call 03/01/40)	40	34,522
4.65%, 10/01/43 (Call 04/01/43)	90	78,693
5.50%, 03/15/40	50	48,592
5.70%, 03/01/53 (Call 09/01/52)	50	49,766
5.88%, 12/01/53 (Call 06/01/53)	60	61,033
6.00%, 01/15/34	70	73,496
6.05%, 03/15/39	60	62,251
Series 05-E, 5.35%, 07/15/35	60	58,742
Series 06-E, 5.55%, 01/15/37	30	30,043
Series 08-A, 5.95%, 02/01/38	96	99,227
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	215	170,594
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	25	16,105
Series B, 4.88%, 03/01/49 (Call 09/01/48)	55	49,062
Series C, 3.60%, 02/01/45 (Call 08/01/44)	70	51,064
Series C, 4.13%, 03/01/48 (Call 09/01/47)	125	100,590
Series E, 5.45%, 06/01/52 (Call 12/01/51)	10	9,631
Series H, 3.65%, 06/01/51 (Call 12/01/50)	30	22,263
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	75	67,008
4.40%, 07/01/46 (Call 01/01/46)	100	83,772
Southern Power Co.
5.15%, 09/15/41	55	51,149
Series F, 4.95%, 12/15/46 (Call 06/15/46)	5	4,367
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	35	23,070
6.20%, 03/15/40	30	30,932
Security	Par (000)	Value

Electric (continued)
Series J, 3.90%, 04/01/45 (Call 10/01/44)	$200	$153,506
Series L, 3.85%, 02/01/48 (Call 08/01/47)	20	14,911
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	70	50,849
3.70%, 08/15/47 (Call 02/15/47)	35	26,609
3.75%, 06/15/49 (Call 12/15/48)	40	30,354
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	90	62,480
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(f)	200	173,566
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(f)	200	201,270
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)	79	56,545
3.63%, 06/15/50 (Call 12/15/49)	50	37,094
4.10%, 06/15/42 (Call 12/15/41)	25	21,041
4.30%, 06/15/48 (Call 12/15/47)	43	35,863
4.35%, 05/15/44 (Call 11/15/43)	29	24,500
4.45%, 06/15/49 (Call 12/15/48)	5	4,226
5.00%, 07/15/52 (Call 01/15/52)	25	23,172
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/40 (Call 12/01/37)(f)	185	158,341
Toledo Edison Co. (The), 6.15%, 05/15/37	26	27,403
TransAlta Corp., 6.50%, 03/15/40	35	32,603
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	70	66,054
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	20	13,594
4.00%, 06/15/50 (Call 12/15/49)	45	34,995
4.85%, 12/01/48 (Call 06/01/48)	50	44,551
5.50%, 04/15/53 (Call 10/15/52)	45	44,239
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	50	31,784
3.25%, 10/01/49 (Call 04/01/49)	30	21,221
3.65%, 04/15/45 (Call 10/15/44)	145	111,883
3.90%, 09/15/42 (Call 03/15/42)	50	40,644
4.00%, 04/01/48 (Call 10/01/47)	60	48,653
5.30%, 08/01/37	35	34,925
5.45%, 03/15/53 (Call 09/15/52)	100	100,659
8.45%, 03/15/39	26	33,739
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	180	106,853
2.95%, 11/15/51 (Call 05/15/51)	50	32,767
3.30%, 12/01/49 (Call 06/01/49)	105	74,942
4.00%, 01/15/43 (Call 07/15/42)	70	57,077
4.45%, 02/15/44 (Call 08/15/43)	115	98,399
4.60%, 12/01/48 (Call 06/01/48)	25	21,908
5.45%, 04/01/53 (Call 10/01/52)	120	117,684
6.35%, 11/30/37	5	5,404
8.88%, 11/15/38	40	53,678
Series A, 6.00%, 05/15/37	50	52,686
Series B, 3.80%, 09/15/47 (Call 03/15/47)	129	99,886
Series B, 4.20%, 05/15/45 (Call 11/15/44)	105	85,763
Series B, 6.00%, 01/15/36	55	57,851
Series C, 4.00%, 11/15/46 (Call 05/15/46)	80	63,711
Series C, 4.63%, 05/15/52 (Call 11/15/51)	90	78,133
Series D, 4.65%, 08/15/43 (Call 02/15/43)	110	96,764
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	20	17,319
5.70%, 12/01/36	30	30,687
Wisconsin Power and Light Co., 6.38%, 08/15/37	95	102,861

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	$25	$16,479
3.30%, 09/01/49 (Call 03/01/49)	35	24,955
3.67%, 12/01/42	20	15,581
4.75%, 11/01/44 (Call 05/01/44)	170	153,750
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	25	18,218
6.50%, 07/01/36	35	38,011
		32,088,142
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	190	124,101
2.80%, 12/21/51 (Call 06/21/51)	65	42,641
5.25%, 11/15/39	40	40,748
		207,490
Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	50	39,651
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)	95	68,937
3.81%, 11/21/47 (Call 05/21/47)	75	63,291
4.50%, 01/15/34 (Call 10/15/33)	40	39,409
5.38%, 03/01/41	25	25,852
5.70%, 03/15/36	50	53,944
5.70%, 03/15/37	106	114,054
Tyco Electronics Group SA, 7.13%, 10/01/37	55	63,814
		468,952
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(f)	195	157,348
Topaz Solar Farms LLC
4.88%, 09/30/39(a)	5	4,691
5.75%, 09/30/39(a)	77	76,540
		238,579
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41 (Call 08/11/40)(f)	200	158,834
Bioceanico Sovereign Certificate Ltd.,0.00% 06/05/34(d)(f)	137	95,850
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	65	48,037
Mexico City Airport Trust, 5.50%, 10/31/46 (Call 04/30/46)(f)	200	153,118
		455,839
Entertainment — 0.1%
Warnermedia Holdings Inc.
5.05%, 03/15/42 (Call 09/15/41)	280	226,548
5.14%, 03/15/52	325	253,812
5.39%, 03/15/62	180	140,128
		620,488
Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	65	45,466
5.00%, 04/01/34 (Call 01/01/34)	95	95,143
5.70%, 05/15/41 (Call 11/15/40)	50	51,920
6.20%, 03/01/40	25	26,957
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	120	79,726
3.05%, 04/01/50 (Call 10/01/49)	130	87,855
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	25	15,723
2.95%, 06/01/41 (Call 12/01/40)	185	136,676
4.10%, 03/01/45 (Call 09/01/44)	50	43,079
Security	Par (000)	Value

Environmental Control (continued)
4.15%, 07/15/49 (Call 01/15/49)	$45	$39,316
		621,861
Food — 0.9%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	35	23,969
4.80%, 03/15/48 (Call 09/15/47)	75	67,190
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	148	141,476
5.40%, 11/01/48 (Call 05/01/48)	85	79,064
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	90	62,626
4.70%, 04/17/48 (Call 10/17/47)	5	4,621
5.40%, 06/15/40	180	180,306
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(f)	200	181,606
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	145	97,585
3.13%, 11/15/49 (Call 05/15/49)	51	37,490
3.38%, 08/15/46 (Call 02/15/46)	5	3,823
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	60	41,948
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	15	11,017
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
4.38%, 02/02/52 (Call 08/02/51)(a)	120	80,459
6.50%, 12/01/52 (Call 06/01/52)(a)	180	162,450
JM Smucker Co. (The)
4.25%, 03/15/35	179	163,717
4.38%, 03/15/45	36	31,053
Kellogg Co., 4.50%, 04/01/46	45	39,748
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	47	47,845
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	235	197,647
4.63%, 10/01/39 (Call 04/01/39)	26	23,220
4.88%, 10/01/49 (Call 04/01/49)	135	121,673
5.00%, 07/15/35 (Call 01/15/35)	160	157,898
5.00%, 06/04/42	95	88,315
5.20%, 07/15/45 (Call 01/15/45)	170	160,599
5.50%, 06/01/50 (Call 12/01/49)	135	132,979
6.50%, 02/09/40	150	160,110
6.88%, 01/26/39	65	72,860
7.13%, 08/01/39(a)	100	111,123
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	30	22,964
3.95%, 01/15/50 (Call 07/15/49)	70	55,411
4.45%, 02/01/47 (Call 08/01/46)	100	85,954
4.65%, 01/15/48 (Call 07/15/47)	105	91,396
5.00%, 04/15/42 (Call 10/15/41)	15	13,691
5.15%, 08/01/43 (Call 02/01/43)	30	27,630
5.40%, 07/15/40 (Call 01/15/40)	15	14,450
5.40%, 01/15/49 (Call 07/15/48)	140	135,906
6.90%, 04/15/38	101	113,321
Mars Inc.
3.60%, 04/01/34 (Call 01/01/34)(a)	55	49,394
3.88%, 04/01/39 (Call 10/01/38)(a)	270	229,524
3.95%, 04/01/44 (Call 10/01/43)(a)	45	37,254
3.95%, 04/01/49 (Call 10/01/48)(a)	140	116,343
4.13%, 04/01/54 (Call 10/01/53)(a)	48	39,987
4.20%, 04/01/59 (Call 10/01/58)(a)	40	32,978
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	76	62,615
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	220	140,972

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Nestle Holdings Inc.
3.90%, 09/24/38 (Call 03/24/38)(a)	$380	$345,937
4.70%, 01/15/53 (Call 07/15/52)(a)	150	147,129
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	210	142,132
4.45%, 03/15/48 (Call 09/15/47)	40	33,852
4.50%, 04/01/46 (Call 10/01/45)	30	25,379
4.85%, 10/01/45 (Call 04/01/45)	53	46,876
6.60%, 04/01/50 (Call 10/01/49)	204	227,011
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	105	86,030
5.10%, 09/28/48 (Call 03/28/48)	130	117,593
5.15%, 08/15/44 (Call 02/15/44)	165	147,713
		5,273,859
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47 (Call 05/02/47)	35	29,331
5.50%, 04/30/49 (Call 10/30/48)(f)	200	167,318
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	102	84,789
4.40%, 08/15/47 (Call 02/15/47)	99	82,703
4.80%, 06/15/44 (Call 12/15/43)	173	152,643
5.00%, 09/15/35 (Call 03/15/35)	25	24,019
6.00%, 11/15/41 (Call 05/15/41)	45	45,572
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(f)	200	199,098
		785,473
Gas — 0.4%
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	50	33,648
3.38%, 09/15/49 (Call 03/15/49)	35	25,679
4.13%, 10/15/44 (Call 04/15/44)	40	33,596
4.13%, 03/15/49 (Call 09/15/48)	150	125,070
4.15%, 01/15/43 (Call 07/15/42)	30	25,670
4.30%, 10/01/48 (Call 04/01/48)	90	77,674
5.50%, 06/15/41 (Call 12/15/40)	40	39,769
5.75%, 10/15/52 (Call 04/15/52)	60	62,875
Boston Gas Co., 4.49%, 02/15/42(a)	30	25,067
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	93	70,668
4.49%, 03/04/49 (Call 09/04/48)(a)	25	19,245
4.50%, 03/10/46 (Call 09/10/45)(a)	50	38,870
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	61	49,767
5.85%, 01/15/41 (Call 07/15/40)	90	92,146
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(a)	25	16,052
KeySpan Gas East Corp.
3.59%, 01/18/52 (Call 07/18/51)(a)	110	74,713
5.82%, 04/01/41(a)	60	58,056
Nakilat Inc., 6.07%, 12/31/33(a)	89	93,037
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)	55	43,209
4.38%, 05/15/47 (Call 11/15/46)	150	126,298
4.80%, 02/15/44 (Call 08/15/43)	145	130,535
5.00%, 06/15/52 (Call 12/15/51)	75	68,729
5.25%, 02/15/43 (Call 08/15/42)	10	9,575
5.65%, 02/01/45 (Call 08/01/44)	65	65,003
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	10	8,574
4.66%, 02/01/44 (Call 08/01/43)	110	98,754
Security	Par (000)	Value

Gas (continued)
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	$40	$27,120
3.64%, 11/01/46 (Call 05/01/46)	35	25,092
5.05%, 05/15/52 (Call 11/15/51)	115	104,541
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	80	63,067
5.13%, 11/15/40	5	4,846
5.75%, 06/01/53 (Call 12/01/52)	60	60,935
6.35%, 11/15/52 (Call 05/15/52)	60	66,326
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	120	96,811
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	5	4,160
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	35	27,234
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	30	22,977
4.40%, 06/01/43 (Call 12/01/42)	34	28,034
4.40%, 05/30/47 (Call 11/30/46)	120	98,746
5.88%, 03/15/41 (Call 09/15/40)	51	51,774
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	30	19,204
3.80%, 09/29/46 (Call 03/29/46)	20	14,603
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	22	16,382
Series K, 3.80%, 09/15/46 (Call 03/15/46)	120	92,576
WGL Holdings Inc., 4.60%, 11/01/44 (Call 05/01/44)	15	12,593
		2,349,300
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	20	14,682
4.10%, 03/01/48 (Call 09/01/47)	90	78,105
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	81	46,983
4.85%, 11/15/48 (Call 05/15/48)	50	41,672
5.20%, 09/01/40	40	36,316
		217,758
Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	184	185,098
4.75%, 04/15/43 (Call 10/15/42)	90	87,854
4.90%, 11/30/46 (Call 05/30/46)	330	328,914
5.30%, 05/27/40	55	57,066
6.00%, 04/01/39	15	16,730
6.15%, 11/30/37	98	110,102
Alcon Finance Corp., 3.80%, 09/23/49 (Call 03/23/49)(a)	50	38,392
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)	100	64,031
3.50%, 08/15/46 (Call 02/15/46)	95	65,574
Boston Scientific Corp.
4.70%, 03/01/49 (Call 09/01/48)	114	105,122
6.50%, 11/15/35	15	16,767
7.38%, 01/15/40	60	71,470
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	100	65,408
2.80%, 12/10/51 (Call 06/10/51)	100	67,148
4.38%, 09/15/45 (Call 03/15/45)	20	18,059
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	95	77,064
3.40%, 11/15/49 (Call 05/15/49)	162	124,152
GE Healthcare Holding LLC, 6.38%, 11/22/52 (Call 05/22/52)(a)	150	163,510

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Koninklijke Philips NV
5.00%, 03/15/42	$45	$41,523
6.88%, 03/11/38	30	33,858
Medtronic Inc.
4.38%, 03/15/35	350	338,674
4.63%, 03/15/45	120	115,169
Revvity Inc., 3.63%, 03/15/51 (Call 09/15/50)	50	35,759
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	25	17,105
4.10%, 04/01/43 (Call 10/01/42)	70	59,366
4.38%, 05/15/44 (Call 11/15/43)	35	30,723
4.63%, 03/15/46 (Call 09/15/45)	115	104,950
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)	100	73,570
4.10%, 08/15/47 (Call 02/15/47)	161	142,472
5.30%, 02/01/44 (Call 08/01/43)	60	61,287
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45 (Call 02/15/45)	50	42,188
5.75%, 11/30/39	115	114,431
		2,873,536
Health Care - Services — 2.2%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	30	19,527
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	35	25,457
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	47	35,115
4.27%, 08/15/48 (Call 02/15/48)	31	27,065
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	90	61,960
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	80	61,031
4.13%, 11/15/42 (Call 05/15/42)	60	49,052
4.50%, 05/15/42 (Call 11/15/41)	125	107,821
4.75%, 03/15/44 (Call 09/15/43)	70	61,722
6.63%, 06/15/36	71	78,064
6.75%, 12/15/37	45	48,942
AHS Hospital Corp.
5.02%, 07/01/45	30	29,030
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	55	35,323
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	5	3,243
Series 2019, 3.89%, 04/15/49	45	36,265
Anthem Inc., 4.55%, 05/15/52 (Call 11/15/51)	95	83,507
Ascension Health
3.95%, 11/15/46	90	75,356
4.85%, 11/15/53	77	73,915
Series B, 3.11%, 11/15/39 (Call 05/15/39)	15	11,688
Banner Health
2.91%, 01/01/42 (Call 07/01/41)	25	18,101
2.91%, 01/01/51 (Call 07/01/50)	40	26,411
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	35	25,097
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	5	2,957
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	75	55,112
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	50	41,010
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	70	60,695
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	100	66,448
Security	Par (000)	Value

Health Care - Services (continued)
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	$35	$26,232
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	85	58,245
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	10	6,793
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	60	36,818
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	30	26,299
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	80	50,694
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	60	53,127
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	10	6,500
City of Hope
Series 2013, 5.62%, 11/15/43	25	24,736
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	65	53,907
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	47	42,528
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	127	96,883
3.91%, 10/01/50 (Call 04/01/50)	35	26,675
4.19%, 10/01/49 (Call 04/01/49)	191	152,995
4.35%, 11/01/42	125	106,395
6.46%, 11/01/52 (Call 05/01/52)	5	5,644
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	50	36,217
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	85	67,504
Dignity Health, 4.50%, 11/01/42	10	8,738
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	120	99,600
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	100	69,063
3.60%, 03/15/51 (Call 09/15/50)	50	37,646
3.70%, 09/15/49 (Call 03/15/49)	85	64,914
4.38%, 12/01/47 (Call 06/01/47)	118	101,423
4.55%, 03/01/48 (Call 09/01/47)	70	61,481
4.63%, 05/15/42	95	84,984
4.65%, 01/15/43	145	131,089
4.65%, 08/15/44 (Call 02/15/44)	80	71,403
5.10%, 01/15/44	141	132,892
5.13%, 02/15/53 (Call 08/15/52)	150	143,778
5.85%, 01/15/36	50	52,023
6.10%, 10/15/52 (Call 04/15/52)	95	102,355
6.38%, 06/15/37	75	81,409
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	45	37,716
4.50%, 07/01/57 (Call 01/01/57)	55	48,022
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	15	10,548
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	53	34,988
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	120	80,921
4.38%, 03/15/42 (Call 09/15/41)(a)	25	20,306
4.63%, 03/15/52 (Call 09/15/51)(a)	185	148,659
5.13%, 06/15/39 (Call 12/15/38)	150	136,836
5.25%, 06/15/49 (Call 12/15/48)	320	282,006
5.50%, 06/15/47 (Call 12/15/46)	185	169,564
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)	150	106,080
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	5	4,007

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	$30	$23,828
4.63%, 12/01/42 (Call 06/01/42)	51	45,100
4.80%, 03/15/47 (Call 09/15/46)	135	119,294
4.95%, 10/01/44 (Call 04/01/44)	25	22,620
5.50%, 03/15/53 (Call 09/15/52)	115	112,478
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	80	68,174
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	115	96,602
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	35	23,413
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	5	4,231
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	75	55,472
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	40	30,429
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	30	24,567
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	114	99,147
4.88%, 04/01/42	140	135,743
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	90	66,133
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	200	145,208
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	125	86,530
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	183	159,684
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	40	32,984
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	35	27,764
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	50	35,829
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	45	30,768
Mayo Clinic
3.77%, 11/15/43	55	46,105
Series 2013, 4.00%, 11/15/47	50	42,002
Series 2016, 4.13%, 11/15/52(b)	30	25,268
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	15	10,101
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	75	65,838
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	45	33,927
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	45	33,390
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	100	84,249
5.00%, 07/01/42	60	58,586
Series 2015, 4.20%, 07/01/55	5	4,229
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	145	100,008
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	15	9,608
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	60	41,480
Montefiore Obligated Group
4.29%, 09/01/50	55	33,364
Series 18-C, 5.24%, 11/01/48	40	30,888
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	80	63,670
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	30	22,727
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	25	15,365
New York and Presbyterian Hospital (The)
2.61%, 08/01/60 (Call 02/01/60)	10	5,864
4.02%, 08/01/45	215	181,623
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	25	17,844
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	55	41,291
Security	Par (000)	Value

Health Care - Services (continued)
3.98%, 11/01/46 (Call 11/01/45)	$55	$42,796
4.26%, 11/01/47 (Call 11/01/46)	55	44,989
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	100	76,152
3.17%, 11/01/51 (Call 05/01/51)	105	73,591
NYU Langone Hospitals
4.37%, 07/01/47 (Call 01/01/47)	55	47,540
4.78%, 07/01/44	45	41,780
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	45	31,764
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	10	7,070
4.09%, 10/01/48 (Call 04/01/48)	55	45,044
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	55	49,529
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	5	3,374
Piedmont Healthcare Inc., 2.86%, 01/01/52 (Call 07/01/51)	150	97,500
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	30	17,618
Series A, 3.93%, 10/01/48 (Call 04/01/48)	69	53,886
Series I, 3.74%, 10/01/47	20	14,856
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	65	57,076
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%,
08/15/51 (Call 08/15/50)	60	42,013
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(a)	200	133,016
7.00%, 03/01/39(a)	285	347,623
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	30	22,679
3.95%, 07/01/46 (Call 07/01/45)	40	32,990
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	115	75,518
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	5	3,404
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	25	15,944
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	113	90,382
Sutter Health
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	106	85,000
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	55	38,460
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	10	5,866
4.33%, 11/15/55	40	34,178
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	60	58,995
6.02%, 11/15/48(b)	40	27,615
Trinity Health Corp.
4.13%, 12/01/45	55	47,254
Series 2019, 3.43%, 12/01/48	45	34,539
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	15	10,559
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	50	36,928
2.90%, 05/15/50 (Call 11/15/49)	95	65,721
3.05%, 05/15/41 (Call 11/15/40)	110	84,327
3.25%, 05/15/51 (Call 11/15/50)	185	135,044
3.70%, 08/15/49 (Call 02/15/49)	145	115,068
3.75%, 10/15/47 (Call 04/15/47)	157	125,920
3.88%, 08/15/59 (Call 02/15/59)	75	59,174
3.95%, 10/15/42 (Call 04/15/42)	130	110,284
4.20%, 01/15/47 (Call 07/15/46)	90	78,268
4.25%, 03/15/43 (Call 09/15/42)	58	51,952

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.25%, 04/15/47 (Call 10/15/46)	$160	$139,637
4.25%, 06/15/48 (Call 12/15/47)	90	78,533
4.38%, 03/15/42 (Call 09/15/41)	130	117,798
4.45%, 12/15/48 (Call 06/15/48)	100	90,102
4.63%, 07/15/35	170	166,746
4.63%, 11/15/41 (Call 05/15/41)	50	46,767
4.75%, 07/15/45	202	189,969
4.75%, 05/15/52 (Call 11/15/51)	220	205,687
4.95%, 05/15/62 (Call 11/15/61)	100	94,370
5.05%, 04/15/53 (Call 10/15/52)	275	269,866
5.20%, 04/15/63 (Call 10/15/62)	275	269,255
5.80%, 03/15/36	40	42,824
5.88%, 02/15/53 (Call 08/15/52)	220	240,695
5.95%, 02/15/41 (Call 08/15/40)	35	37,613
6.05%, 02/15/63 (Call 08/15/62)	215	238,248
6.50%, 06/15/37	95	106,580
6.63%, 11/15/37	60	68,875
6.88%, 02/15/38	55	65,166
UPMC, 5.38%, 05/15/43	20	19,396
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	30	19,772
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	59	52,220
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(b)	40	25,469
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	50	30,438
		12,123,294
Holding Companies - Diversified — 0.3%
Gaci First Investment Co.
4.88%, 02/14/35 (Call 11/14/34)(f)	200	193,806
5.13%, 02/14/53 (Call 08/14/52)(f)	200	181,386
Huarong Finance 2017 Co. Ltd., 4.95%, 11/07/47(f)	200	126,348
JAB Holdings BV, 3.75%, 05/28/51 (Call 11/28/50)(a)	5	3,235
MDGH GMTN RSC Ltd.
3.40%, 06/07/51 (Call 12/07/50)(f)	200	152,592
3.70%, 11/07/49 (Call 05/07/49)(f)	400	321,052
3.95%, 05/21/50 (Call 11/21/49)(f)	200	167,862
PTT Treasury Center Co. Ltd., 4.50%, 10/25/42(f)	200	170,138
Temasek Financial I Ltd.
2.50%, 10/06/70 (Call 04/06/70)(a)	250	162,485
5.38%, 11/23/39(a)	250	280,215
		1,759,119
Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	25	14,696
6.00%, 01/15/43 (Call 10/15/42)	130	114,126
PulteGroup Inc., 6.00%, 02/15/35	55	56,112
		184,934
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	25	17,884
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	86	68,778
4.60%, 05/15/50 (Call 11/15/49)	55	44,561
		131,223
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	80	64,989
5.00%, 06/15/52 (Call 12/15/51)	25	24,066
Security	Par (000)	Value

Household Products & Wares (continued)
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	$75	$56,274
3.90%, 05/04/47 (Call 11/04/46)	90	76,112
5.30%, 03/01/41	30	31,055
6.63%, 08/01/37	25	29,792
SC Johnson & Son Inc., 4.80%, 09/01/40(a)	50	46,078
		328,366
Housewares — 0.0%
Newell Brands Inc.
5.88%, 04/01/36 (Call 10/01/35)	50	40,132
6.00%, 04/01/46 (Call 10/01/45)	80	59,094
		99,226
Insurance — 2.3%
Aflac Inc., 4.75%, 01/15/49 (Call 07/15/48)	85	76,652
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(a)	210	158,600
4.50%, 03/16/46 (Call 09/16/45)(a)	105	93,844
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	60	42,122
4.90%, 09/15/44 (Call 03/15/44)	15	13,987
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	10	7,660
4.20%, 12/15/46 (Call 06/15/46)	100	81,497
4.50%, 06/15/43	90	77,340
5.55%, 05/09/35	50	51,328
5.95%, 04/01/36	75	80,057
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(c)	85	82,742
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	45	36,659
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	5	4,331
4.38%, 06/30/50 (Call 12/30/49)	120	99,258
4.50%, 07/16/44 (Call 01/16/44)	170	143,803
4.75%, 04/01/48 (Call 10/01/47)	180	157,138
4.80%, 07/10/45 (Call 01/10/45)	50	43,967
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(a)	72	44,724
Aon Corp., 6.25%, 09/30/40	30	31,673
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)	75	48,165
3.90%, 02/28/52 (Call 08/28/51)	85	65,590
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)	40	34,826
4.75%, 05/15/45 (Call 11/15/44)	94	84,020
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	40	35,429
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	125	90,441
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	40	36,384
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	50	31,594
3.50%, 05/20/51 (Call 11/20/50)	50	34,935
5.75%, 03/02/53 (Call 09/02/52)	82	81,590
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51 (Call 03/15/51)	50	33,689
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	15	8,958
3.95%, 05/25/51 (Call 11/25/50)	145	95,039
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	65	41,763
2.85%, 10/15/50 (Call 04/15/50)	180	123,952
3.85%, 03/15/52 (Call 09/15/51)	300	244,656

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.20%, 08/15/48 (Call 02/15/48)	$163	$145,771
4.25%, 01/15/49 (Call 07/15/48)	221	198,551
4.30%, 05/15/43	45	40,841
4.40%, 05/15/42	85	80,194
5.75%, 01/15/40	113	124,708
Berkshire Hathaway Inc., 4.50%, 02/11/43	107	101,371
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	30	18,365
4.70%, 06/22/47 (Call 12/22/46)	104	76,135
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	125	105,642
Chubb Corp. (The)
6.00%, 05/11/37	21	22,666
Series 1, 6.50%, 05/15/38	55	62,783
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	50	34,074
3.05%, 12/15/61 (Call 06/15/61)	125	82,262
4.15%, 03/13/43	25	21,420
4.35%, 11/03/45 (Call 05/03/45)	215	192,111
6.70%, 05/15/36	25	28,423
Corebridge Financial Inc.
4.35%, 04/05/42	65	52,053
4.40%, 04/05/52	110	83,659
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(a)	40	25,523
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	145	122,381
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	90	57,211
3.50%, 10/15/50 (Call 04/15/50)	110	76,591
4.87%, 06/01/44	15	13,428
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3-mo. LIBOR US + 3.744%)(a)(c)	55	53,485
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3-mo. LIBOR US + 3.454%)(a)(c)	75	67,750
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3-mo. LIBOR US + 1.374%)(a)(c)	70	54,995
Fidelity National Financial Inc., 3.20%, 09/17/51 (Call 03/17/51)	50	29,209
Genworth Holdings Inc., 6.50%, 06/15/34	40	35,786
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	85	70,678
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	55	43,327
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	25	17,010
4.85%, 01/24/77(a)	100	83,780
4.88%, 06/19/64(a)	55	48,397
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	15	9,597
3.60%, 08/19/49 (Call 02/19/49)	15	11,200
4.30%, 04/15/43	40	32,402
4.40%, 03/15/48 (Call 09/15/47)	75	62,157
5.95%, 10/15/36	40	41,213
6.10%, 10/01/41	150	151,689
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(a)	110	89,209
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(a)	75	50,272
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	30	19,523
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	150	108,024
3.95%, 05/15/60 (Call 11/15/59)(a)	60	40,878
4.30%, 02/01/61 (Call 02/01/26)(a)	85	50,956
Security	Par (000)	Value

Insurance (continued)
5.50%, 06/15/52 (Call 12/15/51)(a)	$25	$23,256
7.80%, 03/07/87(a)	50	51,546
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	50	35,278
4.38%, 06/15/50 (Call 12/15/49)(b)	35	24,480
7.00%, 06/15/40	150	153,424
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	65	53,132
Manulife Financial Corp., 5.38%, 03/04/46	140	137,150
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)	55	37,385
4.15%, 09/17/50 (Call 03/17/50)	26	20,186
4.30%, 11/01/47 (Call 05/01/47)	35	28,389
5.00%, 04/05/46	125	109,954
5.00%, 05/20/49 (Call 11/20/48)	60	53,558
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	85	71,125
4.35%, 01/30/47 (Call 07/30/46)	50	42,148
4.75%, 03/15/39 (Call 09/15/38)	75	69,734
4.90%, 03/15/49 (Call 09/15/48)	205	187,837
5.45%, 03/15/53 (Call 09/15/52)	100	99,832
6.25%, 11/01/52 (Call 05/01/52)	25	27,631
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(a)	30	21,303
3.73%, 10/15/70(a)	71	47,657
4.90%, 04/01/77(a)	120	101,906
5.67%, 12/01/52 (Call 06/01/52)(a)	100	99,896
MetLife Inc.
4.05%, 03/01/45	185	151,807
4.13%, 08/13/42	71	58,705
4.60%, 05/13/46 (Call 11/13/45)	95	83,064
4.72%, 12/15/44	55	48,360
4.88%, 11/13/43	81	73,260
5.00%, 07/15/52 (Call 01/15/52)	90	81,930
5.25%, 01/15/54 (Call 07/15/53)	150	142,759
5.70%, 06/15/35	136	140,496
6.38%, 06/15/34	140	154,113
6.40%, 12/15/66 (Call 12/15/31)	200	197,878
10.75%, 08/01/69 (Call 08/01/34)	31	40,321
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)	140	101,333
5.30%, 11/18/44(a)(b)	40	35,540
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)	175	131,567
9.38%, 08/15/39(a)	120	154,718
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)	130	98,771
4.45%, 05/15/69 (Call 11/15/68)(a)	30	24,902
6.75%, 11/15/39(a)	195	222,433
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(a)	100	70,913
3.63%, 09/30/59 (Call 03/30/59)(a)	100	71,061
3.85%, 09/30/47 (Call 03/30/47)(a)	130	100,928
6.06%, 03/30/40(a)	125	129,119
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	145	101,736
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47), (3-mo. LIBOR US + 2.796%)(a)(c)	175	132,853
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)	25	17,233
5.40%, 09/15/52 (Call 03/15/52)(a)	125	119,581

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	$45	$30,124
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(a)	140	123,095
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	10	7,975
4.35%, 05/15/43	46	37,236
4.63%, 09/15/42	40	34,133
5.50%, 03/15/53 (Call 09/15/52)	30	28,034
6.05%, 10/15/36	35	36,245
Progressive Corp. (The)
3.70%, 03/15/52 (Call 09/15/51)	65	50,439
3.95%, 03/26/50 (Call 09/26/49)	25	20,458
4.13%, 04/15/47 (Call 10/15/46)	62	52,047
4.20%, 03/15/48 (Call 09/15/47)	50	42,731
4.35%, 04/25/44	45	38,969
Provident Financing Trust I, 7.41%, 03/15/38	20	19,965
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)	50	36,954
3.70%, 03/13/51 (Call 09/13/50)	250	187,895
3.91%, 12/07/47 (Call 06/07/47)	55	42,692
3.94%, 12/07/49 (Call 06/07/49)	125	97,882
4.35%, 02/25/50 (Call 08/25/49)	105	88,187
4.42%, 03/27/48 (Call 09/27/47)	55	45,923
4.60%, 05/15/44	53	46,240
5.70%, 12/14/36	87	91,411
6.63%, 12/01/37	30	33,390
6.63%, 06/21/40	55	60,261
Securian Financial Group Inc., 4.80%, 04/15/48(a)	35	28,313
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	50	45,698
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)	295	202,936
4.27%, 05/15/47 (Call 11/15/46)(a)	205	169,562
4.90%, 09/15/44(a)	90	81,663
6.85%, 12/16/39(a)	182	201,732
Transatlantic Holdings Inc., 8.00%, 11/30/39	40	49,820
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	30	18,952
3.05%, 06/08/51 (Call 12/08/50)	50	34,845
3.75%, 05/15/46 (Call 11/15/45)	35	27,746
4.00%, 05/30/47 (Call 11/30/46)	30	25,121
4.05%, 03/07/48 (Call 09/07/47)	60	50,002
4.10%, 03/04/49 (Call 09/04/48)	30	25,319
4.30%, 08/25/45 (Call 02/25/45)	30	26,024
4.60%, 08/01/43	30	27,168
5.35%, 11/01/40	20	20,527
6.25%, 06/15/37	210	233,436
6.75%, 06/20/36	161	184,607
Travelers Cos. Inc. (The), 5.45%, 05/25/53	40	40,997
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	5	3,502
4.50%, 12/15/49 (Call 06/15/49)	60	44,110
5.75%, 08/15/42	60	54,863
W R Berkley Corp.
3.55%, 03/30/52 (Call 09/30/51)	15	10,544
4.00%, 05/12/50 (Call 11/12/49)	100	77,365
4.75%, 08/01/44	45	39,575
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(a)	95	63,615
5.15%, 01/15/49 (Call 07/15/48)(a)	25	22,611
Security	Par (000)	Value

Insurance (continued)
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	$70	$49,993
5.05%, 09/15/48 (Call 03/15/48)	30	25,465
XL Group Ltd., 5.25%, 12/15/43	65	64,571
		12,741,269
Internet — 0.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	200	134,198
3.15%, 02/09/51 (Call 08/09/50)	225	145,739
4.00%, 12/06/37 (Call 06/06/37)	55	46,634
4.20%, 12/06/47 (Call 06/06/47)	210	165,864
4.50%, 11/28/34 (Call 05/28/34)	50	46,558
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	280	191,072
2.05%, 08/15/50 (Call 02/15/50)	405	248,536
2.25%, 08/15/60 (Call 02/15/60)	65	38,621
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	330	215,154
2.70%, 06/03/60 (Call 12/03/59)	213	135,212
2.88%, 05/12/41 (Call 11/12/40)	170	129,705
3.10%, 05/12/51 (Call 11/12/50)	355	259,878
3.25%, 05/12/61 (Call 11/12/60)	290	205,578
3.88%, 08/22/37 (Call 02/22/37)	283	259,565
3.95%, 04/13/52 (Call 10/13/51)	235	201,014
4.05%, 08/22/47 (Call 02/22/47)	322	284,980
4.10%, 04/13/62 (Call 10/13/61)	130	110,011
4.25%, 08/22/57 (Call 02/22/57)	250	221,880
4.80%, 12/05/34 (Call 06/05/34)	30	30,718
4.95%, 12/05/44 (Call 06/05/44)	280	283,234
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	70	50,077
4.00%, 07/15/42 (Call 01/15/42)	126	99,806
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	330	278,880
4.65%, 08/15/62 (Call 02/15/62)	170	144,405
5.60%, 05/15/53 (Call 11/15/52)	330	329,957
5.75%, 05/15/63	80	79,650
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(f)	200	117,556
4.03%, 08/03/50 (Call 02/03/50)(f)	200	121,038
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(f)	200	132,236
3.29%, 06/03/60 (Call 12/03/59)(f)	200	125,146
3.84%, 04/22/51 (Call 10/22/50)(f)	200	147,740
4.53%, 04/11/49 (Call 10/11/48)(b)(f)	200	166,890
		5,147,532
Iron & Steel — 0.2%
ArcelorMittal SA
6.75%, 03/01/41	45	45,093
7.00%, 10/15/39	36	37,227
Cliffs Natural Resources Inc., 6.25%, 10/01/40	35	28,546
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	94	58,540
3.85%, 04/01/52 (Call 09/01/51)	50	38,316
6.40%, 12/01/37	75	83,834
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	100	65,409
U.S. Steel Corp., 6.65%, 06/01/37(b)	40	36,876
Vale Overseas Ltd.
6.88%, 11/21/36	217	225,925
6.88%, 11/10/39	170	175,275

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
8.25%, 01/17/34	$10	$11,661
Vale SA, 5.63%, 09/11/42	80	76,167
		882,869
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	50	36,142
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	30	22,741
		58,883
Lodging — 0.0%
Marriott International Inc./MD, Series II, 2.75%, 10/15/33 (Call 07/15/33)	150	119,366

Machinery — 0.2%
ABB Finance USA Inc., 4.38%, 05/08/42	10	8,948
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	305	236,296
3.25%, 04/09/50 (Call 10/09/49)	75	58,139
3.80%, 08/15/42	90	77,916
4.30%, 05/15/44 (Call 11/15/43)	70	65,040
4.75%, 05/15/64 (Call 11/15/63)	45	42,334
5.20%, 05/27/41	61	63,214
6.05%, 08/15/36	75	83,082
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	190	140,750
3.75%, 04/15/50 (Call 10/15/49)(b)	115	100,143
3.90%, 06/09/42 (Call 12/09/41)	44	39,340
Dover Corp.
5.38%, 10/15/35	40	40,960
5.38%, 03/01/41 (Call 12/01/40)	20	19,705
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	40	30,348
3.36%, 02/15/50 (Call 08/15/49)	205	147,290
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	80	70,665
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	20	16,941
		1,241,111
Manufacturing — 0.3%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)(b)	60	40,401
3.25%, 08/26/49 (Call 02/26/49)(b)	25	17,012
3.63%, 10/15/47 (Call 04/15/47)	153	111,340
3.70%, 04/15/50 (Call 10/15/49)(b)	50	37,372
3.88%, 06/15/44	90	70,717
4.00%, 09/14/48 (Call 03/14/48)(b)	155	124,039
5.70%, 03/15/37(b)	87	89,291
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	15	12,484
4.15%, 11/02/42	100	87,202
4.70%, 08/23/52 (Call 02/23/52)	145	136,704
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200	189,534
General Electric Co.
4.50%, 03/11/44	30	26,410
5.88%, 01/14/38	30	32,187
6.88%, 01/10/39	100	117,321
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	80	70,085
4.88%, 09/15/41 (Call 03/15/41)	51	50,622
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	90	74,096
4.10%, 03/01/47 (Call 09/01/46)	20	16,772
4.20%, 11/21/34 (Call 05/21/34)	40	36,968
Security	Par (000)	Value

Manufacturing (continued)
4.45%, 11/21/44 (Call 05/21/44)	$85	$75,749
6.25%, 05/15/38	10	10,845
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	250	189,440
4.20%, 03/16/47(a)	250	225,540
		1,842,131
Media — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	225	166,428
4.50%, 06/01/33 (Call 06/01/27)(a)	185	141,229
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	145	95,601
3.50%, 03/01/42 (Call 09/01/41)	115	74,851
3.70%, 04/01/51 (Call 10/01/50)	295	180,331
3.85%, 04/01/61 (Call 10/01/60)	155	91,259
3.90%, 06/01/52 (Call 12/01/51)	220	138,303
3.95%, 06/30/62 (Call 12/30/61)	270	161,201
4.40%, 12/01/61 (Call 06/01/61)	160	103,698
4.80%, 03/01/50 (Call 09/01/49)	240	175,186
5.13%, 07/01/49 (Call 01/01/49)	235	178,588
5.25%, 04/01/53 (Call 10/01/52)	130	101,089
5.38%, 04/01/38 (Call 10/01/37)	240	202,015
5.38%, 05/01/47 (Call 11/01/46)	150	119,275
5.50%, 04/01/63 (Call 10/01/62)	165	127,327
5.75%, 04/01/48 (Call 10/01/47)	243	201,170
6.38%, 10/23/35 (Call 04/23/35)	295	285,740
6.48%, 10/23/45 (Call 04/23/45)	246	222,229
6.83%, 10/23/55 (Call 04/23/55)	110	101,677
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	65	38,938
2.65%, 08/15/62 (Call 02/15/62)	295	172,009
2.80%, 01/15/51 (Call 07/15/50)	192	125,610
2.89%, 11/01/51 (Call 05/01/51)	462	304,033
2.94%, 11/01/56 (Call 05/01/56)	529	338,412
2.99%, 11/01/63 (Call 05/01/63)	334	206,806
3.20%, 07/15/36 (Call 01/15/36)	200	165,500
3.25%, 11/01/39 (Call 05/01/39)	201	157,861
3.40%, 07/15/46 (Call 01/15/46)	250	186,827
3.45%, 02/01/50 (Call 08/01/49)	180	134,365
3.75%, 04/01/40 (Call 10/01/39)	70	58,472
3.90%, 03/01/38 (Call 09/01/37)	115	100,134
3.97%, 11/01/47 (Call 05/01/47)	164	134,213
4.00%, 08/15/47 (Call 02/15/47)	110	90,377
4.00%, 03/01/48 (Call 09/01/47)	105	86,751
4.00%, 11/01/49 (Call 05/01/49)	216	175,772
4.05%, 11/01/52 (Call 05/01/52)	224	182,802
4.20%, 08/15/34 (Call 02/15/34)	185	173,700
4.40%, 08/15/35 (Call 02/15/35)	104	98,237
4.60%, 10/15/38 (Call 04/15/38)	214	199,814
4.60%, 08/15/45 (Call 02/15/45)	70	62,670
4.65%, 07/15/42	100	91,848
4.70%, 10/15/48 (Call 04/15/48)	75	69,211
4.75%, 03/01/44	150	137,376
4.95%, 10/15/58 (Call 04/15/58)	145	136,426
5.35%, 05/15/53	120	119,238
5.50%, 05/15/64	120	118,898
5.65%, 06/15/35	95	99,940
6.50%, 11/15/35	145	162,470
6.55%, 07/01/39	10	11,180

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.95%, 08/15/37	$15	$17,400
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(a)	50	30,819
3.60%, 06/15/51 (Call 12/15/50)(a)	75	51,761
4.50%, 06/30/43 (Call 12/30/42)(a)	141	114,388
4.70%, 12/15/42(a)	95	79,276
4.80%, 02/01/35 (Call 08/01/34)(a)	80	72,555
8.38%, 03/01/39(a)	55	65,649
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	336	212,869
4.65%, 05/15/50 (Call 11/15/49)	275	201,509
4.88%, 04/01/43	30	23,331
5.00%, 09/20/37 (Call 03/20/37)	60	50,157
5.20%, 09/20/47 (Call 03/20/47)	230	182,096
5.30%, 05/15/49 (Call 11/15/48)	301	239,141
6.35%, 06/01/40	215	203,461
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	265	245,366
5.58%, 01/25/49 (Call 07/25/48)	155	139,934
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	15	12,882
6.63%, 01/15/40	164	171,321
Historic TW Inc., 8.30%, 01/15/36(e)	15	16,283
NBCUniversal Media LLC
4.45%, 01/15/43	15	13,366
5.95%, 04/01/41	130	137,335
Paramount Global
4.38%, 03/15/43	135	93,577
4.60%, 01/15/45 (Call 07/15/44)	90	63,020
4.85%, 07/01/42 (Call 01/01/42)	49	36,163
4.90%, 08/15/44 (Call 02/15/44)	75	54,620
4.95%, 05/19/50 (Call 11/19/49)	125	92,820
5.25%, 04/01/44 (Call 10/01/43)	70	53,353
5.85%, 09/01/43 (Call 03/01/43)	115	96,126
5.90%, 10/15/40 (Call 04/15/40)	45	38,519
6.88%, 04/30/36	109	106,692
Sky Group Finance Ltd., 6.50%, 10/15/35(a)	20	22,020
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	15	14,161
5.85%, 04/15/40	70	69,824
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	79	58,420
5.50%, 09/01/41 (Call 03/01/41)	195	160,891
5.88%, 11/15/40 (Call 05/15/40)	115	99,396
6.55%, 05/01/37	135	128,651
6.75%, 06/15/39	275	260,023
7.30%, 07/01/38	245	249,562
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	60	42,041
3.70%, 12/01/42	45	36,694
4.13%, 06/01/44	75	64,647
4.38%, 08/16/41	50	44,757
Series E, 4.13%, 12/01/41	40	34,632
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	170	113,137
3.50%, 05/13/40 (Call 11/13/39)	145	118,910
3.60%, 01/13/51 (Call 07/13/50)	275	211,854
4.63%, 03/23/40 (Call 09/23/39)	50	47,378
4.70%, 03/23/50 (Call 09/23/49)	170	158,358
4.75%, 09/15/44 (Call 03/15/44)	130	120,500
Security	Par (000)	Value

Media (continued)
4.75%, 11/15/46 (Call 05/15/46)	$30	$27,934
4.95%, 10/15/45 (Call 04/15/45)	100	95,454
5.40%, 10/01/43	245	246,877
6.15%, 03/01/37	26	28,168
6.15%, 02/15/41	125	135,879
6.20%, 12/15/34	50	55,092
6.40%, 12/15/35	51	56,980
6.65%, 11/15/37	125	143,102
7.75%, 12/01/45	75	95,927
		12,864,145
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	40	33,686
4.38%, 06/15/45 (Call 12/15/44)	20	17,792
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	115	100,825
5.25%, 10/01/54 (Call 04/01/54)	40	35,098
		187,401
Mining — 0.8%
Anglo American Capital PLC, 4.75%, 03/16/52 (Call 09/16/51)(f)	200	162,066
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/40(b)	30	29,313
Barrick Gold Corp., 6.45%, 10/15/35	30	32,032
Barrick North America Finance LLC
5.70%, 05/30/41	139	140,519
5.75%, 05/01/43	79	80,294
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	125	129,780
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	185	163,333
5.00%, 09/30/43	225	220,417
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50 (Call 07/30/49)(f)	400	296,308
4.25%, 07/17/42(a)	200	167,376
4.38%, 02/05/49 (Call 08/05/48)(f)	200	165,410
4.50%, 08/01/47 (Call 02/01/47)(f)	200	167,984
5.63%, 09/21/35(a)	100	104,199
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	47,951
5.45%, 03/15/43 (Call 09/15/42)	235	213,006
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)(f)	200	147,814
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	45	41,765
6.00%, 11/15/41(a)	25	24,800
6.90%, 11/15/37(a)	104	112,287
Glencore Funding LLC, 3.88%, 04/27/51 (Call 10/27/50)(a)(b)	50	36,594
Indonesia Asahan Aluminium Persero PT, 5.80%, 05/15/50 (Call 11/15/49)(f)	200	178,878
Industrias Penoles SAB de CV, 4.75%, 08/06/50 (Call 02/06/50)(f)	200	158,454
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)	40	32,557
5.75%, 11/15/41(a)	20	19,749
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	45	41,703
5.45%, 06/09/44 (Call 12/09/43)	110	108,922
5.88%, 04/01/35	95	98,371
6.25%, 10/01/39	90	94,646
Rio Tinto Alcan Inc.
5.75%, 06/01/35	25	25,921
6.13%, 12/15/33	50	54,031

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	$115	$76,147
5.20%, 11/02/40	185	185,488
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	55	47,791
4.75%, 03/22/42 (Call 09/22/41)	50	47,278
5.13%, 03/09/53 (Call 09/09/52)	150	149,019
Southern Copper Corp.
5.25%, 11/08/42	80	74,640
5.88%, 04/23/45	128	129,939
6.75%, 04/16/40	145	157,015
7.50%, 07/27/35	200	227,862
		4,391,659
Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	30	18,364
6.75%, 12/15/39	40	28,818
		47,182
Oil & Gas — 3.2%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	25	16,921
4.75%, 04/15/43 (Call 10/15/42)	45	34,236
5.10%, 09/01/40 (Call 03/01/40)	160	132,043
5.25%, 02/01/42 (Call 08/01/41)	40	32,550
5.35%, 07/01/49 (Call 01/01/49)	40	30,624
6.00%, 01/15/37	45	41,569
7.38%, 08/15/47	15	14,363
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	125	81,135
2.94%, 06/04/51 (Call 12/04/50)	230	153,580
3.00%, 02/24/50 (Call 08/24/49)	285	194,022
3.00%, 03/17/52 (Call 09/17/51)	190	127,754
3.06%, 06/17/41 (Call 12/17/40)	95	70,641
3.38%, 02/08/61 (Call 08/08/60)	255	177,222
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	100	87,247
6.25%, 03/15/38	80	81,877
6.50%, 02/15/37	50	51,349
6.75%, 02/01/39	90	94,005
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(b)	105	72,740
5.25%, 06/15/37 (Call 12/15/36)	100	92,977
5.40%, 06/15/47 (Call 12/15/46)	120	107,728
6.75%, 11/15/39	44	46,097
6.80%, 09/15/37	70	72,970
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	205	151,077
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	105	66,000
5.25%, 11/15/43 (Call 05/15/43)	28	28,497
6.00%, 03/01/41 (Call 09/01/40)	15	16,409
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	191,138
CNOOC Petroleum North America ULC
5.88%, 03/10/35	100	107,072
6.40%, 05/15/37	200	223,494
7.50%, 07/30/39	100	121,998
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	30	24,865
3.80%, 03/15/52 (Call 09/15/51)	125	99,711
4.03%, 03/15/62 (Call 09/15/61)	191	151,839
4.30%, 11/15/44 (Call 05/15/44)	277	242,320
Security	Par (000)	Value

Oil & Gas (continued)
5.30%, 05/15/53	$60	$59,851
5.95%, 03/15/46 (Call 09/15/45)	10	10,829
6.50%, 02/01/39	135	154,019
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	100	75,030
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	94	78,638
5.00%, 06/15/45 (Call 12/15/44)	120	102,606
5.60%, 07/15/41 (Call 01/15/41)	120	111,382
Diamondback Energy Inc.
4.25%, 03/15/52 (Call 09/15/51)	115	86,923
4.40%, 03/24/51 (Call 09/24/50)	90	69,832
6.25%, 03/15/53 (Call 09/15/52)	25	25,118
Ecopetrol SA
5.88%, 05/28/45	220	144,214
5.88%, 11/02/51 (Call 05/02/51)	130	82,832
7.38%, 09/18/43	50	40,267
Eni SpA, 5.70%, 10/01/40(a)	25	22,329
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	215	194,040
4.95%, 04/15/50 (Call 10/15/49)	35	33,843
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	30	22,172
3.63%, 04/06/40 (Call 10/06/39)	140	117,009
3.70%, 04/06/50 (Call 10/06/49)	100	80,626
3.95%, 05/15/43	77	65,703
4.25%, 11/23/41	60	53,659
4.80%, 11/08/43	115	109,612
5.10%, 08/17/40	15	14,857
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	30	23,461
3.10%, 08/16/49 (Call 02/16/49)	195	140,706
3.45%, 04/15/51 (Call 10/15/50)	265	203,448
3.57%, 03/06/45 (Call 09/06/44)	151	121,513
4.11%, 03/01/46 (Call 09/01/45)	340	295,837
4.23%, 03/19/40 (Call 09/19/39)	170	155,640
4.33%, 03/19/50 (Call 09/19/49)	245	218,640
Hess Corp.
5.60%, 02/15/41	140	131,845
5.80%, 04/01/47 (Call 10/01/46)(b)	100	95,772
6.00%, 01/15/40	50	49,194
KazMunayGas National Co. JSC, 6.38%, 10/24/48(f)	250	205,412
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	65	54,466
6.60%, 10/01/37	141	141,032
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	95	73,525
4.75%, 09/15/44 (Call 03/15/44)	100	82,280
5.00%, 09/15/54 (Call 03/15/54)	85	68,312
6.50%, 03/01/41 (Call 09/01/40)	83	84,452
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	50	53,249
Murphy Oil Corp., 5.88%, 12/01/42 (Call 06/01/42)	45	36,795
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	25	18,153
4.20%, 03/15/48 (Call 09/15/47)(b)	30	22,264
4.30%, 08/15/39 (Call 02/15/39)	25	19,567
4.40%, 04/15/46 (Call 10/15/45)	45	34,095
4.40%, 08/15/49 (Call 02/15/49)(b)	30	22,595
4.50%, 07/15/44 (Call 01/15/44)(b)	55	42,614
4.63%, 06/15/45 (Call 12/15/44)	30	23,146

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.20%, 03/15/40	$79	$77,154
6.45%, 09/15/36	180	182,801
6.60%, 03/15/46 (Call 09/15/45)	120	122,411
7.95%, 06/15/39	35	39,067
Ovintiv Inc.
6.50%, 08/15/34	65	65,331
6.50%, 02/01/38	40	39,611
6.63%, 08/15/37	75	74,630
7.10%, 07/15/53	60	60,410
Pertamina Persero PT
4.18%, 01/21/50 (Call 07/21/49)(f)	400	314,564
5.63%, 05/20/43(f)	200	190,466
6.45%, 05/30/44(f)	200	207,504
Petrobras Global Finance BV
5.50%, 06/10/51 (Call 12/10/50)	50	39,016
6.75%, 01/27/41	115	108,684
6.85%, 06/05/2115	200	171,180
6.88%, 01/20/40(b)	40	38,532
6.90%, 03/19/49	50	45,601
7.25%, 03/17/44(b)	110	108,142
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	121,494
Petroleos Mexicanos
5.50%, 06/27/44(b)	50	27,565
5.63%, 01/23/46	100	54,718
6.35%, 02/12/48(b)	150	87,254
6.38%, 01/23/45(b)	195	114,463
6.50%, 06/02/41	155	95,368
6.63%, 06/15/35	275	185,823
6.75%, 09/21/47	560	338,486
6.95%, 01/28/60 (Call 07/28/59)	360	214,718
7.69%, 01/23/50 (Call 07/23/49)	950	615,201
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(f)	200	144,680
4.50%, 03/18/45(f)	200	184,906
4.55%, 04/21/50 (Call 10/21/49)(f)	300	278,685
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	155	104,614
4.88%, 11/15/44 (Call 05/15/44)	150	135,559
5.88%, 05/01/42	110	112,606
Phillips 66 Co.
4.68%, 02/15/45	130	110,282
4.90%, 10/01/46	35	30,568
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(f)	400	301,772
3.30%, 07/12/51 (Call 01/12/51)(f)	400	287,628
Reliance Industries Ltd., 3.63%, 01/12/52(f)	250	177,412
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(f)	200	139,180
3.50%, 11/24/70 (Call 05/24/70)(f)	200	132,176
4.25%, 04/16/39(f)	400	355,724
4.38%, 04/16/49(f)	400	341,916
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	125	92,003
3.00%, 11/26/51 (Call 05/26/51)	155	107,313
3.13%, 11/07/49 (Call 05/07/49)	161	115,461
3.25%, 04/06/50 (Call 10/06/49)	175	128,384
3.63%, 08/21/42	80	65,242
3.75%, 09/12/46	95	76,339
4.00%, 05/10/46	200	167,584
4.13%, 05/11/35	222	206,098
Security	Par (000)	Value

Oil & Gas (continued)
4.38%, 05/11/45	$205	$181,626
4.55%, 08/12/43	100	91,401
5.50%, 03/25/40	115	118,777
6.38%, 12/15/38	296	330,540
Sinopec Group Development Ltd., 3.10%, 01/08/51 (Call 07/08/50)(f)	200	143,568
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(f)	200	175,876
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	268,962
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	65	47,026
4.00%, 11/15/47 (Call 05/15/47)	194	148,051
6.50%, 06/15/38	150	156,469
6.80%, 05/15/38	95	100,912
6.85%, 06/01/39	40	42,791
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	126,474
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	125	94,535
3.13%, 05/29/50 (Call 11/29/49)	316	224,758
3.39%, 06/29/60 (Call 12/29/59)	20	14,297
3.46%, 07/12/49 (Call 01/12/49)	135	103,010
Transocean Inc.
6.80%, 03/15/38	65	43,418
9.35%, 12/15/41	25	18,771
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	100	68,501
4.00%, 06/01/52 (Call 12/01/51)	25	18,454
4.90%, 03/15/45	135	117,905
6.63%, 06/15/37	160	171,979
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(f)	110	70,927
		17,826,828
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	70	66,360
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	168	131,768
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	41,647
4.75%, 08/01/43 (Call 02/01/43)	213	182,556
4.85%, 11/15/35 (Call 05/15/35)	171	161,752
5.00%, 11/15/45 (Call 05/15/45)	125	110,960
6.70%, 09/15/38	73	80,056
7.45%, 09/15/39	65	74,103
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	119	86,013
		935,215
Packaging & Containers — 0.1%
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(f)	200	188,592
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	25	16,237
4.05%, 12/15/49 (Call 06/15/49)	60	47,064
Sealed Air Corp., 6.88%, 07/15/33(a)	50	51,435
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	20	19,786
		323,114
Pharmaceuticals — 3.3%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	455	390,222
4.25%, 11/21/49 (Call 05/21/49)	580	491,185
4.30%, 05/14/36 (Call 11/14/35)	230	211,752
4.40%, 11/06/42	205	179,918
4.45%, 05/14/46 (Call 11/14/45)	136	117,239

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.50%, 05/14/35 (Call 11/14/34)	$345	$327,295
4.55%, 03/15/35 (Call 09/15/34)	209	198,483
4.63%, 10/01/42 (Call 04/01/42)	105	93,683
4.70%, 05/14/45 (Call 11/14/44)	275	247,464
4.75%, 03/15/45 (Call 09/15/44)	85	76,537
4.85%, 06/15/44 (Call 12/15/43)	95	87,267
4.88%, 11/14/48 (Call 05/14/48)	165	152,976
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	35	28,773
4.30%, 12/15/47 (Call 06/15/47)	130	109,464
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)	15	9,140
4.00%, 09/18/42	76	67,134
4.38%, 11/16/45	173	159,458
4.38%, 08/17/48 (Call 02/17/48)	164	150,496
6.45%, 09/15/37	340	392,013
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	148	110,054
4.40%, 07/15/44 (Call 01/15/44)(a)	240	190,970
4.63%, 06/25/38 (Call 12/25/37)(a)	100	88,027
4.70%, 07/15/64 (Call 01/15/64)(a)	81	63,709
5.50%, 07/30/35(a)	20	19,910
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	318	285,475
4.69%, 12/15/44 (Call 06/15/44)	48	43,161
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	90	62,921
2.55%, 11/13/50 (Call 05/13/50)	130	82,780
3.25%, 08/01/42	180	139,181
3.55%, 03/15/42 (Call 09/15/41)	10	8,206
3.70%, 03/15/52 (Call 09/15/51)	155	123,895
3.90%, 03/15/62 (Call 09/15/61)	220	171,712
4.13%, 06/15/39 (Call 12/15/38)	170	153,840
4.25%, 10/26/49 (Call 04/26/49)	450	391,599
4.35%, 11/15/47 (Call 05/15/47)	155	137,995
4.55%, 02/20/48 (Call 08/20/47)	95	86,902
4.63%, 05/15/44 (Call 11/15/43)	230	215,572
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	86	69,058
4.50%, 11/15/44 (Call 05/15/44)	60	49,058
4.60%, 03/15/43	40	33,461
4.90%, 09/15/45 (Call 03/15/45)	30	25,705
Cigna Group (The)
3.20%, 03/15/40 (Call 09/15/39)	100	76,163
3.40%, 03/15/50 (Call 09/15/49)	150	106,882
3.40%, 03/15/51 (Call 09/15/50)	170	121,411
3.88%, 10/15/47 (Call 04/15/47)	155	120,224
4.80%, 08/15/38 (Call 02/15/38)	124	116,352
4.80%, 07/15/46 (Call 01/16/46)	100	89,323
4.90%, 12/15/48 (Call 06/15/48)	250	227,282
6.13%, 11/15/41	81	86,702
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	150	103,536
4.13%, 04/01/40 (Call 10/01/39)	30	24,972
4.25%, 04/01/50 (Call 10/01/49)	130	105,188
4.78%, 03/25/38 (Call 09/25/37)	502	464,501
4.88%, 07/20/35 (Call 01/20/35)	285	271,041
5.05%, 03/25/48 (Call 09/25/47)	841	759,230
5.13%, 07/20/45 (Call 01/20/45)	241	219,594
5.30%, 12/05/43 (Call 06/05/43)	152	143,023
Security	Par (000)	Value

Pharmaceuticals (continued)
5.63%, 02/21/53 (Call 08/21/52)	$180	$175,477
5.88%, 06/01/53	100	100,696
6.00%, 06/01/63	100	100,357
6.13%, 09/15/39	15	15,453
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	120	76,972
2.50%, 09/15/60 (Call 03/15/60)	130	79,689
3.95%, 03/15/49 (Call 09/15/48)	20	17,623
4.15%, 03/15/59 (Call 09/15/58)	75	65,557
4.88%, 02/27/53 (Call 08/27/52)	265	266,879
4.95%, 02/27/63 (Call 08/27/62)	120	119,221
5.55%, 03/15/37	95	103,130
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	53	47,261
6.38%, 05/15/38	317	363,666
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	135	94,331
2.45%, 09/01/60 (Call 03/01/60)	125	79,057
3.40%, 01/15/38 (Call 07/15/37)	116	101,756
3.50%, 01/15/48 (Call 07/15/47)	43	36,025
3.55%, 03/01/36 (Call 09/01/35)	160	145,157
3.63%, 03/03/37 (Call 09/03/36)	217	196,765
3.70%, 03/01/46 (Call 09/01/45)	200	172,890
3.75%, 03/03/47 (Call 09/03/46)	225	195,406
4.38%, 12/05/33 (Call 06/05/33)	25	25,330
4.50%, 09/01/40	60	58,433
4.50%, 12/05/43 (Call 06/05/43)	85	84,093
5.85%, 07/15/38	180	202,466
5.95%, 08/15/37	40	45,858
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	45	40,750
5.90%, 11/01/39	20	20,819
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	125	88,414
2.45%, 06/24/50 (Call 12/24/49)	225	145,231
2.75%, 12/10/51 (Call 06/10/51)	245	167,215
2.90%, 12/10/61 (Call 06/10/61)	110	71,976
3.60%, 09/15/42 (Call 03/15/42)	111	92,344
3.70%, 02/10/45 (Call 08/10/44)	175	147,455
4.00%, 03/07/49 (Call 09/07/48)	60	52,320
4.15%, 05/18/43	180	162,592
4.90%, 05/17/44	60	59,663
5.00%, 05/17/53 (Call 11/17/52)	160	161,070
5.15%, 05/17/63 (Call 11/17/62)	45	45,415
6.55%, 09/15/37	145	168,307
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	75	80,816
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	90	67,849
5.40%, 11/29/43 (Call 05/29/43)	145	117,456
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	105	74,118
3.70%, 09/21/42	40	34,170
4.00%, 11/20/45 (Call 05/20/45)	130	115,202
4.40%, 05/06/44	222	209,919
Perrigo Finance Unlimited Co., 4.90%, 12/15/44 (Call 06/15/44)	30	22,003
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	150	109,051
2.70%, 05/28/50 (Call 11/28/49)	75	52,167
3.90%, 03/15/39 (Call 09/15/38)	45	39,793

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.00%, 12/15/36	$115	$107,186
4.00%, 03/15/49 (Call 09/15/48)	215	187,532
4.10%, 09/15/38 (Call 03/15/38)	95	87,021
4.13%, 12/15/46	157	138,483
4.20%, 09/15/48 (Call 03/15/48)	145	129,550
4.30%, 06/15/43	150	136,705
4.40%, 05/15/44	130	121,562
5.60%, 09/15/40	30	31,787
7.20%, 03/15/39	250	310,640
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43 (Call 11/19/42)	250	248,397
5.30%, 05/19/53 (Call 11/19/52)	700	720,650
5.34%, 05/19/63	350	350,294
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	149,368
3.18%, 07/09/50 (Call 01/09/50)	200	138,084
3.38%, 07/09/60 (Call 01/09/60)	40	26,900
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	65	58,341
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	250	159,140
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	95	72,811
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	140	94,056
4.00%, 06/22/50 (Call 12/22/49)	220	140,811
Wyeth LLC
5.95%, 04/01/37	150	164,971
6.00%, 02/15/36	50	54,591
6.50%, 02/01/34	25	28,266
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	30	20,595
3.95%, 09/12/47 (Call 03/12/47)	105	85,272
4.45%, 08/20/48 (Call 02/20/48)	25	21,903
4.70%, 02/01/43 (Call 08/01/42)	130	119,011
		18,298,704
Pipelines — 2.2%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	185,000
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	30	21,627
5.85%, 11/15/43 (Call 05/15/43)	45	33,429
6.75%, 08/15/33	15	13,619
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	90	75,067
3.40%, 01/15/38 (Call 07/15/37)(a)	50	42,025
3.70%, 01/15/39 (Call 07/15/38)(a)	190	155,150
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)	60	47,514
Colonial Pipeline Co., 4.20%, 04/15/43 (Call 10/15/42)(a)	5	4,144
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	40	39,434
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	30	27,766
6.45%, 11/03/36(a)	95	96,761
6.75%, 09/15/37(a)	60	63,128
Eastern Gas Transmission & Storage Inc.
4.60%, 12/15/44 (Call 06/15/44)	20	16,995
4.80%, 11/01/43 (Call 05/01/43)	40	35,120
EIG Pearl Holdings Sarl
3.55%, 08/31/36(f)	200	170,282
4.39%, 11/30/46(f)	200	155,626
Security	Par (000)	Value

Pipelines (continued)
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	$21	$19,768
7.38%, 10/15/45 (Call 04/15/45)	100	114,644
Series B, 7.50%, 04/15/38	30	34,168
Enbridge Inc.
3.40%, 08/01/51 (Call 02/01/51)	35	23,640
4.00%, 11/15/49 (Call 05/15/49)	95	71,697
4.50%, 06/10/44 (Call 12/10/43)	130	106,094
5.50%, 12/01/46 (Call 06/01/46)	53	50,021
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	85	77,746
4.95%, 01/15/43 (Call 07/15/42)	35	28,478
5.00%, 05/15/44 (Call 11/15/43)	25	20,700
5.00%, 05/15/50 (Call 11/15/49)	240	196,594
5.15%, 02/01/43 (Call 08/01/42)	65	54,610
5.15%, 03/15/45 (Call 09/15/44)	55	46,180
5.30%, 04/01/44 (Call 10/01/43)	41	34,580
5.30%, 04/15/47 (Call 10/15/46)	145	122,906
5.35%, 05/15/45 (Call 11/15/44)	55	46,894
5.40%, 10/01/47 (Call 04/01/47)	159	136,257
5.95%, 10/01/43 (Call 04/01/43)	70	64,475
6.00%, 06/15/48 (Call 12/15/47)	130	119,369
6.05%, 06/01/41 (Call 12/01/40)	10	9,588
6.10%, 02/15/42	40	38,029
6.13%, 12/15/45 (Call 06/15/45)	145	135,217
6.25%, 04/15/49 (Call 10/15/48)	150	142,864
6.50%, 02/01/42 (Call 08/01/41)	115	114,781
6.63%, 10/15/36	80	82,062
7.50%, 07/01/38	45	49,189
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	54	41,805
5.45%, 06/01/47 (Call 12/01/46)	60	48,145
5.60%, 04/01/44 (Call 10/01/43)	40	32,112
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	125	85,355
3.30%, 02/15/53 (Call 08/15/52)	120	83,724
3.70%, 01/31/51 (Call 07/31/50)	60	44,762
3.95%, 01/31/60 (Call 07/31/59)	10	7,480
4.20%, 01/31/50 (Call 07/31/49)	245	198,572
4.25%, 02/15/48 (Call 08/15/47)	270	222,537
4.45%, 02/15/43 (Call 08/15/42)	94	80,723
4.80%, 02/01/49 (Call 08/01/48)	125	111,655
4.85%, 08/15/42 (Call 02/15/42)	68	61,362
4.85%, 03/15/44 (Call 09/15/43)	60	53,918
4.90%, 05/15/46 (Call 11/15/45)	85	76,578
4.95%, 10/15/54 (Call 04/15/54)	15	13,276
5.10%, 02/15/45 (Call 08/15/44)	134	124,304
5.70%, 02/15/42	90	89,127
5.95%, 02/01/41	82	84,167
6.13%, 10/15/39	65	68,288
6.45%, 09/01/40	60	64,055
7.55%, 04/15/38	131	151,209
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)	60	49,220
Flex Intermediate Holdco LLC, 4.32%, 12/30/39 (Call 06/30/39)(a)	35	25,219
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(f)	177	151,151
2.94%, 09/30/40(f)	190	153,283
3.25%, 09/30/40(f)	200	155,932

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(f)	$200	$205,620
6.51%, 02/23/42(f)	200	208,910
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	55	45,378
5.00%, 08/15/42 (Call 02/15/42)	60	50,740
5.00%, 03/01/43 (Call 09/01/42)	60	50,861
5.40%, 09/01/44 (Call 03/01/44)	85	75,253
5.50%, 03/01/44 (Call 09/01/43)	180	161,753
6.38%, 03/01/41	85	84,939
6.50%, 02/01/37	5	5,154
6.50%, 09/01/39	50	51,181
6.55%, 09/15/40	140	141,497
6.95%, 01/15/38	43	46,452
7.50%, 11/15/40	5	5,553
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	75	47,008
3.60%, 02/15/51 (Call 08/15/50)	145	97,483
5.05%, 02/15/46 (Call 08/15/45)	135	113,859
5.20%, 03/01/48 (Call 09/01/47)	100	85,973
5.30%, 12/01/34 (Call 06/01/34)	45	43,218
5.45%, 08/01/52 (Call 02/01/52)	130	115,417
5.55%, 06/01/45 (Call 12/01/44)	155	140,681
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	110	77,374
4.20%, 10/03/47 (Call 04/03/47)	160	116,531
4.25%, 09/15/46 (Call 03/15/46)	55	39,901
4.85%, 02/01/49 (Call 08/01/48)	45	36,119
5.15%, 10/15/43 (Call 04/15/43)	20	16,818
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	225	194,031
4.70%, 04/15/48 (Call 10/15/47)	165	132,327
4.90%, 04/15/58 (Call 10/15/57)	90	71,891
4.95%, 03/14/52 (Call 09/14/51)	180	148,545
5.20%, 03/01/47 (Call 09/01/46)	85	73,207
5.20%, 12/01/47 (Call 06/01/47)	55	47,053
5.50%, 02/15/49 (Call 08/15/48)	122	108,667
5.65%, 03/01/53 (Call 09/01/52)	45	41,137
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	63	67,455
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)	105	71,949
4.30%, 01/15/49 (Call 07/15/48)(a)	95	76,799
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	85	63,328
4.50%, 03/15/50 (Call 09/15/49)	60	45,366
4.95%, 07/13/47 (Call 01/06/47)	65	52,814
5.20%, 07/15/48 (Call 01/15/48)	80	66,687
7.15%, 01/15/51 (Call 07/15/50)	60	62,059
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	60	57,757
6.20%, 09/15/43 (Call 03/15/43)	25	24,465
6.65%, 10/01/36	75	76,221
6.85%, 10/15/37	70	72,134
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	135	103,887
4.90%, 02/15/45 (Call 08/15/44)	115	91,044
5.15%, 06/01/42 (Call 12/01/41)	95	77,833
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	55	47,321
7.50%, 07/15/38(a)	35	31,876
Security	Par (000)	Value

Pipelines (continued)
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)	$55	$50,777
4.83%, 05/01/48 (Call 11/01/47)(a)	20	17,276
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37 (Call 03/15/37)(a)	30	30,382
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(a)	70	57,457
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	55	44,572
5.95%, 09/25/43 (Call 03/25/43)	55	54,209
Targa Resources Corp.
4.95%, 04/15/52 (Call 10/15/51)	150	119,262
6.25%, 07/01/52 (Call 01/01/52)	85	80,355
6.50%, 02/15/53 (Call 08/15/52)	25	24,496
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	55	62,142
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(a)	39	30,222
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	220	202,961
4.75%, 05/15/38 (Call 11/15/37)	45	40,536
4.88%, 05/15/48 (Call 11/15/47)	65	56,902
5.00%, 10/16/43 (Call 04/16/43)	95	84,631
5.10%, 03/15/49 (Call 09/15/48)	196	178,191
5.85%, 03/15/36	5	5,003
6.10%, 06/01/40	70	70,706
6.20%, 10/15/37	125	129,485
7.25%, 08/15/38	45	50,253
7.63%, 01/15/39	134	152,925
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	40	30,668
4.60%, 03/15/48 (Call 09/15/47)	60	50,286
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33 (Call 05/01/33)(a)	140	114,733
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	51	41,654
5.45%, 04/01/44 (Call 10/01/43)	80	67,113
5.50%, 08/15/48 (Call 02/15/48)	100	82,167
5.50%, 02/01/50 (Call 08/01/49)	120	96,332
Williams Companies Inc. (The)
3.50%, 10/15/51 (Call 04/15/51)	75	51,131
4.85%, 03/01/48 (Call 09/01/47)	75	63,889
4.90%, 01/15/45 (Call 07/15/44)	50	42,923
5.10%, 09/15/45 (Call 03/15/45)	215	190,365
5.30%, 08/15/52 (Call 02/15/52)	115	103,992
5.40%, 03/04/44 (Call 09/04/43)	60	54,999
5.75%, 06/24/44 (Call 12/24/43)	105	100,466
5.80%, 11/15/43 (Call 05/15/43)	15	14,405
6.30%, 04/15/40	115	119,080
		12,137,669
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	35	31,137
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	30	26,413
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	75	66,068
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	70	60,562
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(a)	100	67,589
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)	50	33,190

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Private Equity (continued)
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(a)	$20	$12,779
		297,738
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities Inc.
2.95%, 03/15/34 (Call 12/15/33)	110	87,457
3.00%, 05/18/51 (Call 11/18/50)	95	57,066
3.55%, 03/15/52 (Call 09/15/51)	105	70,661
4.00%, 02/01/50 (Call 08/01/49)	180	132,059
4.75%, 04/15/35 (Call 01/15/35)	25	23,295
4.85%, 04/15/49 (Call 10/15/48)	15	12,379
5.15%, 04/15/53 (Call 10/15/52)	55	48,449
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)	45	28,811
4.30%, 04/15/52 (Call 10/15/51)	30	22,593
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)	30	18,535
3.10%, 06/15/50 (Call 12/15/49)	165	105,480
3.70%, 10/15/49 (Call 04/15/49)	130	91,285
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	20	15,252
4.15%, 07/01/47 (Call 01/01/47)	70	56,712
4.35%, 04/15/48 (Call 10/18/47)	35	29,276
Boston Properties LP, 2.45%, 10/01/33 (Call 07/01/33)	30	20,966
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	25	17,919
Corporate Office Properties LP, 2.90%, 12/01/33 (Call 09/01/33)	60	41,408
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	125	86,216
3.25%, 01/15/51 (Call 07/15/50)	181	120,264
4.75%, 05/15/47 (Call 11/15/46)	26	22,134
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	155	116,913
5.20%, 02/15/49 (Call 08/15/48)	80	72,873
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	150	93,498
3.00%, 07/15/50 (Call 01/15/50)	95	60,272
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	20	15,536
4.50%, 07/01/44 (Call 01/01/44)	35	30,346
4.50%, 06/01/45 (Call 12/01/44)	80	66,921
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	55	30,862
4.50%, 03/15/48 (Call 09/15/47)	65	52,363
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	60	47,294
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	15	15,636
Kilroy Realty LP, 2.65%, 11/15/33 (Call 08/15/33)	30	19,858
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	10	6,962
4.13%, 12/01/46 (Call 06/01/46)	55	40,489
4.25%, 04/01/45 (Call 10/01/44)	25	18,903
4.45%, 09/01/47 (Call 03/01/47)	50	39,053
Mid-America Apartments LP, 2.88%, 09/15/51 (Call 03/15/51)	25	15,922
NNN REIT Inc.
3.00%, 04/15/52 (Call 10/15/51)	25	15,002
3.10%, 04/15/50 (Call 10/15/49)	80	49,150
3.50%, 04/15/51 (Call 10/15/50)	65	43,192
4.80%, 10/15/48 (Call 04/15/48)	30	24,598
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	$65	$36,325
3.00%, 04/15/50 (Call 10/15/49)	50	33,367
3.05%, 03/01/50 (Call 09/01/49)	25	17,109
4.38%, 09/15/48 (Call 03/15/48)	25	21,185
5.25%, 06/15/53 (Call 12/15/52)	130	126,685
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	55	48,693
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	80	64,219
4.65%, 03/15/49 (Call 09/15/48)	20	16,585
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	75	49,490
3.80%, 07/15/50 (Call 01/15/50)	65	47,804
4.25%, 10/01/44 (Call 04/01/44)	40	31,956
4.25%, 11/30/46 (Call 05/30/46)	35	27,749
4.75%, 03/15/42 (Call 09/15/41)	25	21,496
5.85%, 03/08/53 (Call 09/03/52)	169	165,130
6.75%, 02/01/40 (Call 11/01/39)	56	60,817
Trust Fibra Uno, 6.39%, 01/15/50 (Call 07/28/49)(f)	200	147,986
UDR Inc., 3.10%, 11/01/34 (Call 08/01/34)	50	40,308
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	20	15,756
4.88%, 04/15/49 (Call 10/15/48)	60	50,179
5.70%, 09/30/43 (Call 03/30/43)	50	46,867
VICI Properties LP, 5.63%, 05/15/52 (Call 11/15/51)	105	92,565
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	135	92,510
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	40	40,612
Weyerhaeuser Co., 4.00%, 03/09/52 (Call 09/09/51)	40	31,225
		3,310,478
Retail — 1.5%
7-Eleven Inc.
2.50%, 02/10/41 (Call 08/10/40)(a)	75	49,808
2.80%, 02/10/51 (Call 08/02/50)(a)	100	62,741
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(a)	160	115,024
3.63%, 05/13/51 (Call 11/13/50)(a)	25	16,969
4.50%, 07/26/47 (Call 01/26/47)(a)	135	107,386
Bath & Body Works Inc.
6.75%, 07/01/36	75	66,827
6.88%, 11/01/35	100	90,499
7.60%, 07/15/37	35	31,369
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)	200	151,612
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)	100	77,226
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	65	53,779
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	80	53,432
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	50	39,254
5.50%, 11/01/52 (Call 05/01/52)	25	24,334
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	10	6,745
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)	115	70,011
2.75%, 09/15/51 (Call 03/15/51)	125	82,409
3.13%, 12/15/49 (Call 06/15/49)	130	92,864
3.30%, 04/15/40 (Call 10/15/39)	60	48,101
3.35%, 04/15/50 (Call 10/15/49)	130	97,085
3.50%, 09/15/56 (Call 03/15/56)	135	101,895
3.63%, 04/15/52 (Call 10/15/51)	145	112,829
3.90%, 06/15/47 (Call 12/15/46)	127	106,291

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.20%, 04/01/43 (Call 10/01/42)	$150	$131,896
4.25%, 04/01/46 (Call 10/01/45)	215	188,602
4.40%, 03/15/45 (Call 09/15/44)	138	123,863
4.50%, 12/06/48 (Call 06/06/48)	165	150,894
4.88%, 02/15/44 (Call 08/15/43)	114	109,585
4.95%, 09/15/52 (Call 03/15/52)	140	135,757
5.40%, 09/15/40 (Call 03/15/40)	111	113,541
5.88%, 12/16/36	283	310,564
5.95%, 04/01/41 (Call 10/01/40)	97	105,950
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)(b)	45	25,269
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	115	78,903
3.00%, 10/15/50 (Call 04/15/50)	125	80,308
3.50%, 04/01/51 (Call 10/01/50)	10	6,896
3.70%, 04/15/46 (Call 10/15/45)	253	190,565
4.05%, 05/03/47 (Call 11/03/46)	95	74,765
4.25%, 04/01/52 (Call 10/01/51)	165	131,789
4.38%, 09/15/45 (Call 03/15/45)	53	43,886
4.45%, 04/01/62 (Call 10/01/61)	80	62,840
4.65%, 04/15/42 (Call 10/15/41)	100	87,857
5.13%, 04/15/50 (Call 10/15/49)	90	83,213
5.50%, 10/15/35	95	96,034
5.63%, 04/15/53 (Call 10/15/52)	135	131,614
5.75%, 07/01/53 (Call 01/01/53)	155	153,585
5.80%, 09/15/62 (Call 03/15/62)	100	96,644
5.85%, 04/01/63 (Call 10/01/62)	135	131,270
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	30	17,395
4.50%, 12/15/34 (Call 06/15/34)	47	32,477
5.13%, 01/15/42 (Call 07/15/41)	30	19,371
6.38%, 03/15/37(b)	20	15,013
6.70%, 07/15/34(a)	20	16,135
Marks & Spencer PLC, 7.13%, 12/01/37(a)	30	28,086
McDonald’s Corp.
3.63%, 05/01/43	35	27,702
3.63%, 09/01/49 (Call 03/01/49)	105	80,693
3.70%, 02/15/42	75	60,373
4.20%, 04/01/50 (Call 10/01/49)	95	80,424
4.45%, 03/01/47 (Call 09/01/46)	145	127,978
4.45%, 09/01/48 (Call 03/01/48)	125	110,435
4.60%, 05/26/45 (Call 11/26/44)	35	31,333
4.70%, 12/09/35 (Call 06/09/35)	129	125,701
4.88%, 07/15/40	35	33,500
4.88%, 12/09/45 (Call 06/09/45)	202	190,240
5.15%, 09/09/52 (Call 03/09/52)	50	48,910
5.70%, 02/01/39	100	103,258
6.30%, 10/15/37	60	66,680
6.30%, 03/01/38	105	116,524
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)(b)	105	66,973
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	45	22,626
5.95%, 03/15/43	30	14,940
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	35	25,283
3.50%, 11/15/50 (Call 05/15/50)	80	59,839
3.75%, 12/01/47 (Call 06/01/47)	130	101,464
4.30%, 06/15/45 (Call 12/15/44)	30	25,921
4.45%, 08/15/49 (Call 02/15/49)	130	113,574
4.50%, 11/15/48 (Call 05/15/48)	130	114,257
Security	Par (000)	Value

Retail (continued)
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)	$60	$41,643
3.63%, 04/15/46	139	112,199
3.90%, 11/15/47 (Call 05/15/47)	70	58,644
4.00%, 07/01/42	75	66,792
4.80%, 01/15/53 (Call 07/15/52)	125	117,515
7.00%, 01/15/38	100	119,936
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)	40	36,739
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	131	95,213
4.50%, 11/18/34 (Call 05/18/34)	40	36,382
4.80%, 11/18/44 (Call 05/18/44)	60	49,964
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	115	84,456
2.65%, 09/22/51 (Call 03/22/51)	205	143,092
2.95%, 09/24/49 (Call 03/24/49)	50	36,688
3.95%, 06/28/38 (Call 12/28/37)	155	143,173
4.00%, 04/11/43 (Call 10/11/42)	150	134,073
4.05%, 06/29/48 (Call 12/29/47)	279	254,158
4.30%, 04/22/44 (Call 10/22/43)	30	27,929
4.50%, 09/09/52 (Call 03/09/52)	115	110,114
4.50%, 04/15/53	65	62,252
5.25%, 09/01/35	15	16,173
5.63%, 04/01/40	75	81,894
5.63%, 04/15/41	5	5,465
6.20%, 04/15/38	75	86,790
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)	30	26,414
6.88%, 11/15/37	35	37,219
		8,366,602
Semiconductors — 1.2%
Advanced Micro Devices Inc., 4.39%, 06/01/52 (Call 12/01/51)	130	117,510
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)	100	74,101
2.95%, 10/01/51 (Call 04/01/51)	115	80,258
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)(b)	60	41,788
4.35%, 04/01/47 (Call 10/01/46)	112	103,240
5.10%, 10/01/35 (Call 04/01/35)	52	53,225
5.85%, 06/15/41	60	65,001
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(a)	400	304,820
3.19%, 11/15/36 (Call 08/15/36)(a)	340	254,582
3.47%, 04/15/34 (Call 01/15/34)(a)	85	69,285
3.50%, 02/15/41 (Call 08/15/40)(a)	335	247,230
3.75%, 02/15/51 (Call 08/15/50)(a)	250	180,517
4.93%, 05/15/37 (Call 02/15/37)(a)	310	277,980
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	10	6,992
3.05%, 08/12/51 (Call 02/12/51)	110	72,213
3.10%, 02/15/60 (Call 08/15/59)	100	61,578
3.20%, 08/12/61 (Call 02/12/61)	110	69,851
3.25%, 11/15/49 (Call 05/15/49)	170	116,069
3.73%, 12/08/47 (Call 06/08/47)	280	213,730
4.10%, 05/19/46 (Call 11/19/45)	131	107,053
4.10%, 05/11/47 (Call 11/11/46)	75	61,096
4.25%, 12/15/42	60	51,101
4.60%, 03/25/40 (Call 09/25/39)	30	27,560
4.75%, 03/25/50 (Call 09/25/49)	95	83,617

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.80%, 10/01/41	$150	$137,857
4.90%, 07/29/45 (Call 01/29/45)	20	19,221
4.90%, 08/05/52 (Call 02/05/52)	155	139,416
4.95%, 03/25/60 (Call 09/25/59)	60	53,440
5.05%, 08/05/62 (Call 02/05/62)	80	71,098
5.63%, 02/10/43 (Call 08/10/42)	225	224,849
5.70%, 02/10/53 (Call 08/10/52)	295	291,888
5.90%, 02/10/63 (Call 08/10/62)	185	184,232
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	260	192,891
4.95%, 07/15/52 (Call 01/15/52)	20	19,307
5.00%, 03/15/49 (Call 09/15/48)	155	147,469
5.25%, 07/15/62 (Call 01/15/62)	25	24,521
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	110	75,634
4.88%, 03/15/49 (Call 09/15/48)	165	157,667
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	105	71,457
3.48%, 11/01/51 (Call 05/01/51)	60	38,488
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	306	259,271
3.50%, 04/01/50 (Call 10/01/49)	100	80,185
3.70%, 04/01/60 (Call 10/01/59)	95	75,089
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)	30	20,750
3.25%, 05/11/41 (Call 11/11/40)	160	114,250
3.25%, 11/30/51 (Call 05/30/51)	55	35,648
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)	100	73,791
4.30%, 05/20/47 (Call 11/20/46)	127	112,610
4.50%, 05/20/52 (Call 11/20/51)	240	213,518
4.65%, 05/20/35 (Call 11/20/34)	107	106,297
4.80%, 05/20/45 (Call 11/20/44)	115	109,317
6.00%, 05/20/53 (Call 11/20/52)	100	108,282
Texas Instruments Inc.
2.70%, 09/15/51 (Call 03/15/51)	50	33,843
3.88%, 03/15/39 (Call 09/15/38)	205	181,568
4.15%, 05/15/48 (Call 11/15/47)	140	124,340
5.00%, 03/14/53 (Call 09/14/52)	120	119,557
5.05%, 05/18/63	45	44,006
TSMC Arizona Corp., 3.25%, 10/25/51 (Call 04/25/51)	200	151,338
		6,553,492
Software — 1.3%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	45	28,318
4.50%, 06/15/47 (Call 12/15/46)	115	103,168
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	65	43,514
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	45	30,865
4.50%, 08/15/46 (Call 02/15/46)	30	24,028
5.63%, 07/15/52 (Call 01/15/52)	150	140,955
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	185	152,542
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	649	446,875
2.68%, 06/01/60 (Call 12/01/59)	394	263,180
2.92%, 03/17/52 (Call 09/17/51)	555	410,622
3.04%, 03/17/62 (Call 09/17/61)	212	153,867
3.45%, 08/08/36 (Call 02/08/36)	282	257,745
3.50%, 02/12/35 (Call 08/12/34)	220	207,616
3.50%, 11/15/42	60	51,788
Security	Par (000)	Value

Software (continued)
3.70%, 08/08/46 (Call 02/08/46)	$300	$261,684
3.75%, 02/12/45 (Call 08/12/44)(b)	10	8,992
4.10%, 02/06/37 (Call 08/06/36)	210	205,250
4.20%, 11/03/35 (Call 05/03/35)	65	64,683
4.25%, 02/06/47 (Call 08/06/46)	30	29,066
4.45%, 11/03/45 (Call 05/03/45)	30	29,638
4.50%, 10/01/40	50	50,551
4.50%, 02/06/57 (Call 08/06/56)	135	134,233
5.20%, 06/01/39	20	21,726
5.30%, 02/08/41	25	27,515
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	295	223,162
3.60%, 04/01/50 (Call 10/01/49)	426	293,978
3.65%, 03/25/41 (Call 09/25/40)	180	135,810
3.80%, 11/15/37 (Call 05/15/37)	173	140,706
3.85%, 07/15/36 (Call 01/15/36)	145	120,756
3.85%, 04/01/60 (Call 10/01/59)	395	266,696
3.90%, 05/15/35 (Call 11/15/34)	205	175,689
3.95%, 03/25/51 (Call 09/25/50)	315	230,621
4.00%, 07/15/46 (Call 01/15/46)	289	216,077
4.00%, 11/15/47 (Call 05/15/47)	216	160,853
4.10%, 03/25/61 (Call 09/25/60)	160	113,856
4.13%, 05/15/45 (Call 11/15/44)	170	131,038
4.30%, 07/08/34 (Call 01/08/34)	230	207,039
4.38%, 05/15/55 (Call 11/15/54)	110	85,083
4.50%, 07/08/44 (Call 01/08/44)	136	111,327
5.38%, 07/15/40	274	260,697
5.55%, 02/06/53 (Call 08/06/52)	250	233,577
6.13%, 07/08/39	159	163,078
6.50%, 04/15/38	146	155,963
6.90%, 11/09/52 (Call 05/09/52)	340	369,951
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	105	75,761
2.90%, 07/15/51 (Call 01/15/51)	380	260,767
3.05%, 07/15/61 (Call 01/15/61)	100	65,870
		7,346,776
Telecommunications — 2.9%
America Movil SAB de CV
6.13%, 11/15/37	110	118,227
6.13%, 03/30/40	259	275,633
6.38%, 03/01/35	131	142,739
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	400	314,216
3.10%, 02/01/43 (Call 08/01/42)(b)	200	142,472
3.30%, 02/01/52 (Call 08/01/51)	10	6,858
3.50%, 06/01/41 (Call 12/01/40)	225	171,245
3.50%, 09/15/53 (Call 03/15/53)	710	492,981
3.55%, 09/15/55 (Call 03/15/55)	795	547,660
3.65%, 06/01/51 (Call 12/01/50)	290	209,989
3.65%, 09/15/59 (Call 03/15/59)	696	476,725
3.80%, 12/01/57 (Call 06/01/57)	640	455,027
3.85%, 06/01/60 (Call 12/01/59)	130	92,547
4.30%, 12/15/42 (Call 06/15/42)	130	109,169
4.35%, 06/15/45 (Call 12/15/44)	40	33,019
4.50%, 05/15/35 (Call 11/15/34)	275	253,346
4.50%, 03/09/48 (Call 09/09/47)	150	125,510
4.55%, 03/09/49 (Call 09/09/48)	250	208,772
4.65%, 06/01/44 (Call 12/01/43)	140	120,750
4.75%, 05/15/46 (Call 11/15/45)	255	221,748
4.80%, 06/15/44 (Call 12/15/43)	50	44,074

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.85%, 03/01/39 (Call 09/01/38)	$230	$211,402
4.90%, 08/15/37 (Call 02/14/37)	250	235,832
5.15%, 03/15/42	150	140,618
5.15%, 11/15/46 (Call 05/15/46)	15	13,843
5.15%, 02/15/50 (Call 08/14/49)	150	138,732
5.25%, 03/01/37 (Call 09/01/36)	20	19,600
5.40%, 02/15/34	150	150,470
5.65%, 02/15/47 (Call 08/15/46)	130	127,511
5.70%, 03/01/57 (Call 09/01/56)	5	4,897
6.00%, 08/15/40 (Call 05/15/40)	5	5,111
6.38%, 03/01/41	150	158,093
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(f)	200	141,756
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	55	41,040
4.30%, 07/29/49 (Call 01/29/49)	190	156,932
4.46%, 04/01/48 (Call 10/01/47)	60	51,179
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	90	61,355
Cisco Systems Inc.
5.50%, 01/15/40	295	310,844
5.90%, 02/15/39	264	289,645
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	165	120,133
4.38%, 11/15/57 (Call 05/15/57)	75	59,987
4.70%, 03/15/37	25	23,388
4.75%, 03/15/42	60	55,169
5.35%, 11/15/48 (Call 05/15/48)	25	23,991
5.45%, 11/15/79 (Call 05/19/79)	55	48,635
5.75%, 08/15/40	51	51,614
5.85%, 11/15/68 (Call 05/15/68)	46	43,546
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	150	112,791
Embarq Corp., 8.00%, 06/01/36	162	80,820
Juniper Networks Inc., 5.95%, 03/15/41	36	34,982
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	43	15,296
Series U, 7.65%, 03/15/42	35	12,528
Motorola Solutions Inc., 5.50%, 09/01/44	61	56,929
Nokia OYJ, 6.63%, 05/15/39	115	111,398
Orange SA
5.38%, 01/13/42	5	4,966
5.50%, 02/06/44 (Call 08/06/43)	55	56,293
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	91	63,758
4.30%, 02/15/48 (Call 08/15/47)	160	123,592
4.35%, 05/01/49 (Call 11/01/48)	168	131,085
4.50%, 03/15/42 (Call 09/15/41)(a)	55	45,630
4.50%, 03/15/43 (Call 09/15/42)	60	49,385
4.55%, 03/15/52 (Call 09/15/51)(a)	190	150,862
5.00%, 03/15/44 (Call 09/15/43)	90	80,197
5.45%, 10/01/43 (Call 04/01/43)	25	22,977
7.50%, 08/15/38	145	161,343
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)	139	103,829
Telecom Italia Capital SA
6.00%, 09/30/34	115	96,948
6.38%, 11/15/33	110	95,924
7.20%, 07/18/36	110	97,887
7.72%, 06/04/38	108	98,850
Telefonica Emisiones SA
4.90%, 03/06/48	170	136,649
5.21%, 03/08/47	150	126,053
5.52%, 03/01/49 (Call 09/01/48)	225	195,845
Security	Par (000)	Value

Telecommunications (continued)
7.05%, 06/20/36	$165	$179,852
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	110	88,892
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	170	122,759
3.30%, 02/15/51 (Call 08/15/50)	325	224,435
3.40%, 10/15/52 (Call 04/15/52)	365	255,832
3.60%, 11/15/60 (Call 05/15/60)	190	131,292
4.38%, 04/15/40 (Call 10/15/39)	265	232,771
4.50%, 04/15/50 (Call 10/15/49)	335	284,998
5.65%, 01/15/53 (Call 07/15/52)	225	224,658
5.75%, 01/15/54	50	50,717
5.80%, 09/15/62 (Call 03/15/62)	90	89,916
U.S. Cellular Corp., 6.70%, 12/15/33(b)	60	49,361
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	230	157,736
2.85%, 09/03/41 (Call 03/03/41)	40	28,080
2.88%, 11/20/50 (Call 05/20/50)	260	165,706
2.99%, 10/30/56 (Call 04/30/56)	408	252,332
3.00%, 11/20/60 (Call 05/20/60)	220	134,490
3.40%, 03/22/41 (Call 09/22/40)	370	282,132
3.55%, 03/22/51 (Call 09/22/50)	450	326,952
3.70%, 03/22/61 (Call 09/22/60)	475	338,504
3.85%, 11/01/42 (Call 05/01/42)	140	112,207
3.88%, 03/01/52 (Call 09/01/51)	90	69,271
4.00%, 03/22/50 (Call 09/22/49)	225	178,585
4.13%, 08/15/46	155	127,026
4.27%, 01/15/36	140	126,227
4.40%, 11/01/34 (Call 05/01/34)	200	185,402
4.67%, 03/15/55	185	160,560
4.75%, 11/01/41	162	148,944
4.81%, 03/15/39	305	283,025
4.86%, 08/21/46	300	273,759
5.01%, 08/21/54	25	23,056
5.25%, 03/16/37	10	9,898
5.50%, 03/16/47	130	129,295
5.85%, 09/15/35	85	88,141
6.55%, 09/15/43	200	220,454
Vodafone Group PLC
4.25%, 09/17/50	180	141,620
4.38%, 02/19/43	128	105,363
4.88%, 06/19/49	285	245,362
5.00%, 05/30/38(b)	25	23,797
5.13%, 06/19/59	65	56,560
5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(c)	100	74,495
5.63%, 02/10/53 (Call 08/10/52)	115	109,788
5.75%, 02/10/63 (Call 08/10/62)	130	123,267
6.15%, 02/27/37	145	151,231
		16,303,595
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)(b)	25	21,725
6.35%, 03/15/40	40	40,301
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	30	24,849
6.20%, 10/01/40	25	22,039
		108,914
Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	10	7,017

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.30%, 09/15/51 (Call 03/15/51)	$140	$102,726
3.55%, 02/15/50 (Call 08/15/49)	50	39,153
3.90%, 08/01/46 (Call 02/01/46)	88	72,536
4.05%, 06/15/48 (Call 12/15/47)	115	97,044
4.13%, 06/15/47 (Call 12/15/46)	90	77,342
4.15%, 04/01/45 (Call 10/01/44)	85	73,241
4.15%, 12/15/48 (Call 06/15/48)	76	64,921
4.38%, 09/01/42 (Call 03/01/42)	80	72,015
4.45%, 03/15/43 (Call 09/15/42)	169	152,502
4.45%, 01/15/53 (Call 07/15/52)	125	113,484
4.55%, 09/01/44 (Call 03/01/44)	120	109,205
4.70%, 09/01/45 (Call 03/01/45)	20	18,572
4.90%, 04/01/44 (Call 10/01/43)	109	104,107
4.95%, 09/15/41 (Call 03/15/41)	55	52,923
5.05%, 03/01/41 (Call 09/01/40)	55	53,919
5.15%, 09/01/43 (Call 03/01/43)	110	108,412
5.40%, 06/01/41 (Call 12/01/40)	55	55,641
5.75%, 05/01/40 (Call 11/01/39)	70	73,395
6.15%, 05/01/37	70	77,502
6.20%, 08/15/36	55	60,809
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	90	56,316
3.20%, 08/02/46 (Call 02/02/46)	40	29,542
3.65%, 02/03/48 (Call 08/03/47)	90	72,640
4.40%, 08/05/52 (Call 02/05/52)	150	135,788
4.45%, 01/20/49 (Call 07/20/48)	75	67,970
6.20%, 06/01/36	35	38,885
6.38%, 11/15/37	18	20,351
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)	45	36,899
3.10%, 12/02/51 (Call 06/02/51)	210	144,997
3.50%, 05/01/50	25	18,825
4.20%, 11/15/69	74	57,333
4.30%, 05/15/43	45	39,059
4.70%, 05/01/48	55	49,158
4.80%, 09/15/35 (Call 03/15/35)	35	34,544
4.80%, 08/01/45 (Call 02/01/45)	30	28,023
4.95%, 08/15/45	100	92,889
5.95%, 05/15/37	146	154,224
6.13%, 09/15/2115 (Call 03/15/2115)	98	99,704
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	100	72,379
3.80%, 11/01/46 (Call 05/01/46)	28	22,255
3.80%, 04/15/50 (Call 10/15/49)	35	27,412
3.95%, 05/01/50 (Call 11/01/49)	41	32,848
4.10%, 03/15/44 (Call 09/15/43)	148	125,907
4.25%, 11/01/66 (Call 05/01/66)	35	28,178
4.30%, 03/01/48 (Call 09/01/47)	95	81,482
4.40%, 03/01/43 (Call 09/01/42)	96	83,938
4.50%, 03/15/49 (Call 09/15/48)	20	17,643
4.50%, 11/15/52 (Call 05/15/52)	170	150,817
4.50%, 08/01/54 (Call 02/01/54)	80	69,003
4.65%, 03/01/68 (Call 09/01/67)	20	17,411
4.75%, 05/30/42 (Call 11/30/41)	165	151,901
5.50%, 04/15/41 (Call 10/15/40)	85	85,093
6.00%, 10/01/36	40	42,593
6.15%, 05/01/37	30	32,475
6.22%, 04/30/40	60	64,759
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47 (Call 07/25/46)(f)	200	176,088
Security	Par (000)	Value

Transportation (continued)
FedEx Corp.
3.90%, 02/01/35	$40	$35,034
4.05%, 02/15/48 (Call 08/15/47)	115	90,170
4.10%, 04/15/43	40	31,866
4.10%, 02/01/45	175	139,727
4.40%, 01/15/47 (Call 07/15/46)	82	68,197
4.55%, 04/01/46 (Call 10/01/45)	116	97,645
4.75%, 11/15/45 (Call 05/15/45)	123	107,226
4.95%, 10/17/48 (Call 04/17/48)	55	49,475
5.10%, 01/15/44	198	182,263
5.25%, 05/15/50 (Call 11/15/49)	170	160,885
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	151,666
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(f)	92	88,846
MV24 Capital BV, 6.75%, 06/01/34(f)	171	151,809
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	50	32,234
3.05%, 05/15/50 (Call 11/15/49)	80	54,070
3.16%, 05/15/55 (Call 11/15/54)	188	124,996
3.40%, 11/01/49 (Call 05/01/49)	120	85,279
3.70%, 03/15/53 (Call 09/15/52)	65	48,945
3.94%, 11/01/47 (Call 05/01/47)	94	75,307
3.95%, 10/01/42 (Call 04/01/42)	76	62,692
4.05%, 08/15/52 (Call 02/15/52)	80	64,930
4.10%, 05/15/49 (Call 11/15/48)	65	52,661
4.10%, 05/15/2121 (Call 11/15/2120)	25	17,123
4.15%, 02/28/48 (Call 08/28/47)	10	8,206
4.55%, 06/01/53 (Call 12/01/52)	85	74,605
4.65%, 01/15/46 (Call 07/15/45)	50	44,445
4.84%, 10/01/41	205	187,595
Polar Tankers Inc., 5.95%, 05/10/37(a)	58	59,144
Union Pacific Corp.
2.89%, 04/06/36 (Call 01/06/36)	10	8,046
2.97%, 09/16/62 (Call 03/16/62)	25	15,888
3.20%, 05/20/41 (Call 11/20/40)	110	86,000
3.25%, 02/05/50 (Call 08/05/49)	305	224,080
3.38%, 02/01/35 (Call 08/01/34)	40	34,577
3.38%, 02/14/42 (Call 08/14/41)	125	99,459
3.50%, 02/14/53 (Call 08/14/52)	65	49,533
3.55%, 08/15/39 (Call 02/15/39)	155	128,687
3.55%, 05/20/61 (Call 11/20/60)	135	98,119
3.60%, 09/15/37 (Call 03/15/37)	176	151,268
3.75%, 02/05/70 (Call 08/05/69)	65	48,662
3.80%, 10/01/51 (Call 04/01/51)	114	92,208
3.80%, 04/06/71 (Call 10/06/70)	50	37,736
3.84%, 03/20/60 (Call 09/20/59)	257	199,892
3.85%, 02/14/72 (Call 08/14/71)	5	3,810
3.88%, 02/01/55 (Call 08/01/54)	55	43,960
3.95%, 08/15/59 (Call 02/15/59)	60	47,783
4.00%, 04/15/47 (Call 10/15/46)	105	87,025
4.05%, 11/15/45 (Call 05/15/45)	60	50,218
4.05%, 03/01/46 (Call 09/01/45)	50	41,670
4.10%, 09/15/67 (Call 03/15/67)	55	44,377
4.30%, 03/01/49 (Call 09/01/48)	235	203,472
4.50%, 09/10/48 (Call 03/10/48)	10	8,774
4.95%, 09/09/52 (Call 03/09/52)	15	14,709
5.15%, 01/20/63 (Call 07/20/62)	50	49,135
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	70	54,572
3.63%, 10/01/42	45	37,143
3.75%, 11/15/47 (Call 05/15/47)	307	253,674

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.25%, 03/15/49 (Call 09/15/48)	$135	$119,028
4.88%, 11/15/40 (Call 05/15/40)	55	53,777
5.05%, 03/03/53 (Call 09/03/52)	80	79,858
5.20%, 04/01/40 (Call 10/01/39)	80	81,255
5.30%, 04/01/50 (Call 10/01/49)	95	98,857
6.20%, 01/15/38	220	246,407
XPO CNW Inc., 6.70%, 05/01/34	30	28,508
		9,315,003
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	95	58,654
5.20%, 03/15/44 (Call 09/15/43)	75	65,336
		123,990
Water — 0.1%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)	45	32,017
3.45%, 05/01/50 (Call 11/01/49)	130	95,758
3.75%, 09/01/47 (Call 03/01/47)	60	46,832
4.00%, 12/01/46 (Call 06/01/46)	30	23,961
4.15%, 06/01/49 (Call 12/01/48)	60	49,752
4.20%, 09/01/48 (Call 03/01/48)	50	41,268
4.30%, 12/01/42 (Call 06/01/42)	45	39,446
4.30%, 09/01/45 (Call 03/01/45)	75	64,189
6.59%, 10/15/37	45	50,607
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	55	37,971
4.28%, 05/01/49 (Call 11/01/48)	120	96,558
5.30%, 05/01/52 (Call 11/01/51)	25	23,443
		601,802

Total Corporate Bonds & Notes — 48.0%
(Cost: $309,738,068)		269,975,981

Foreign Government Obligations(g)

Angola — 0.0%
Angolan Government International Bond
9.13%, 11/26/49(f)	200	148,644
9.38%, 05/08/48(f)	200	152,858
		301,502
Argentina — 0.4%
Argentina Bonar Bonds
1.50%, 07/09/35(e)	1,385	291,852
3.50%, 07/09/41(e)	59	12,849
3.88%, 01/09/38(e)	305	76,633
Argentine Republic Government International Bond
1.50%, 07/09/35 (Call 07/03/23)(e)	2,650	617,582
1.50%, 07/09/46 (Call 07/03/23)(e)	310	73,132
3.50%, 07/09/41 (Call 07/03/23)(b)(e)	1,407	362,542
3.88%, 01/09/38 (Call 07/03/23)(e)	1,700	489,821
Provincia de Buenos Aires/Government Bonds
4.50%, 09/01/37(e)(f)	60	16,268
5.25%, 09/01/37(e)(f)	700	223,811
		2,164,490
Bahrain — 0.1%
Bahrain Government International Bond
5.63%, 05/18/34(f)	200	170,136
6.00%, 09/19/44(f)	200	152,974
Security	Par (000)	Value

Bahrain (continued)
7.50%, 09/20/47(f)	$200	$174,644
		497,754
Bermuda — 0.0%
Bermuda Government International Bond, 3.38%, 08/20/50 (Call 02/20/50)(f)	10	6,929

Brazil — 0.3%
Brazilian Government International Bond
4.75%, 01/14/50 (Call 07/14/49)	400	289,664
5.00%, 01/27/45(b)	200	154,392
5.63%, 01/07/41	350	304,896
5.63%, 02/21/47	400	331,732
7.13%, 01/20/37	285	301,350
8.25%, 01/20/34	260	297,944
		1,679,978
Canada — 0.0%
Province of British Columbia Canada, 7.25%, 09/01/36	75	97,449

Chile — 0.3%
Chile Government International Bond
2.55%, 07/27/33 (Call 04/27/33)	200	164,754
3.10%, 05/07/41 (Call 11/07/40)	200	149,692
3.10%, 01/22/61 (Call 07/22/60)	200	128,898
3.25%, 09/21/71 (Call 03/21/71)	200	127,810
3.50%, 01/31/34 (Call 10/31/33)	200	176,848
3.50%, 01/25/50 (Call 07/25/49)	200	148,250
3.50%, 04/15/53 (Call 10/15/52)	200	146,760
3.86%, 06/21/47	200	160,732
4.00%, 01/31/52 (Call 07/31/51)	200	160,894
4.34%, 03/07/42 (Call 09/07/41)(b)	200	176,618
		1,541,256
China — 0.1%
China Government International Bond, 2.75%, 12/03/39(f)	200	161,616
Export-Import Bank of China (The), 4.00%, 11/28/47(f)	200	181,002
		342,618
Colombia — 0.3%
Colombia Government International Bond
3.88%, 02/15/61 (Call 08/15/60)	200	108,942
4.13%, 02/22/42 (Call 08/22/41)	200	123,682
4.13%, 05/15/51 (Call 11/15/50)	200	116,668
5.00%, 06/15/45 (Call 12/15/44)	400	265,916
5.20%, 05/15/49 (Call 11/15/48)	200	133,314
5.63%, 02/26/44 (Call 08/26/43)	400	289,252
6.13%, 01/18/41	300	234,945
7.38%, 09/18/37	150	139,314
7.50%, 02/02/34 (Call 11/02/33)	200	192,338
		1,604,371
Costa Rica — 0.1%
Costa Rica Government International Bond
6.55%, 04/03/34 (Call 01/03/34)(a)	200	202,026
7.00%, 04/04/44(f)	200	195,050
7.16%, 03/12/45(f)	200	198,210
		595,286
Dominican Republic — 0.2%
Dominican Republic International Bond
5.30%, 01/21/41(f)	150	116,216
5.88%, 01/30/60(f)	300	222,426
6.40%, 06/05/49(f)	150	124,005
6.50%, 02/15/48(b)(f)	150	125,605
6.85%, 01/27/45(f)	150	132,876

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Dominican Republic (continued)
7.45%, 04/30/44(f)	$200	$191,474
		912,602
Ecuador — 0.1%
Ecuador Government International Bond
1.50%, 07/31/40(e)(f)	350	109,116
2.50%, 07/31/35(e)(f)	827	286,019
		395,135
Egypt — 0.1%
Egypt Government International Bond
6.88%, 04/30/40(f)	200	102,520
7.50%, 02/16/61(f)	200	94,962
7.90%, 02/21/48(f)	200	97,424
8.50%, 01/31/47(f)	200	100,622
8.70%, 03/01/49(f)	200	101,956
8.75%, 09/30/51(f)	200	101,910
8.88%, 05/29/50(f)	200	103,064
		702,458
El Salvador — 0.0%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/06/49)(f)	200	99,886
7.65%, 06/15/35(f)	215	113,114
		213,000
Ghana — 0.0%
Ghana Government International Bond
8.75%, 03/11/61(f)(h)(i)	200	75,134
8.88%, 05/07/42(f)(h)(i)	200	76,204
		151,338
Guatemala — 0.0%
Guatemala Government Bond, 6.13%, 06/01/50 (Call 12/01/49)(f)	200	180,372

Hong Kong — 0.1%
Airport Authority Hong Kong, 3.25%, 01/12/52 (Call 07/12/51)(a)	200	155,626
Hong Kong Government International Bond, 5.25%, 01/11/53(a)	200	223,750
		379,376
Hungary — 0.1%
Hungary Government International Bond
3.13%, 09/21/51(f)	200	119,694
6.75%, 09/25/52(f)	200	202,370
7.63%, 03/29/41	200	222,194
		544,258
Indonesia — 0.6%
Indonesia Government International Bond
3.05%, 03/12/51	200	145,204
3.20%, 09/23/61 (Call 03/23/61)	200	133,296
3.70%, 10/30/49	200	158,224
4.20%, 10/15/50	200	170,248
4.35%, 01/11/48	200	176,934
4.45%, 04/15/70	200	168,352
4.63%, 04/15/43(f)	200	188,792
4.75%, 07/18/47(f)	200	187,950
5.13%, 01/15/45(f)	200	198,120
5.25%, 01/17/42(f)	200	200,266
5.45%, 09/20/52 (Call 03/20/52)	200	202,516
5.95%, 01/08/46(f)	200	216,300
6.63%, 02/17/37(f)	200	229,906
6.75%, 01/15/44(f)	200	234,464
Security	Par (000)	Value

Indonesia (continued)
7.75%, 01/17/38(f)	$200	$251,912
8.50%, 10/12/35(f)	130	169,506
Perusahaan Penerbit SBSN Indonesia III, 3.80%, 06/23/50(f)	200	158,796
		3,190,786
Israel — 0.2%
Israel Government AID Bond, 5.50%, 09/18/33	40	44,240
Israel Government International Bond
3.88%, 07/03/50	200	161,672
4.13%, 01/17/48	200	169,334
4.50%, 01/30/43	200	182,728
State of Israel
3.38%, 01/15/50	200	147,718
3.80%, 05/13/60(f)	600	449,958
		1,155,650
Italy — 0.1%
Republic of Italy Government International Bond
3.88%, 05/06/51	175	123,609
4.00%, 10/17/49	360	270,454
		394,063
Jamaica — 0.1%
Jamaica Government International Bond
7.88%, 07/28/45	200	231,322
8.00%, 03/15/39	100	119,806
		351,128
Jordan — 0.0%
Jordan Government International Bond, 7.38%, 10/10/47(f)	200	167,708

Kazakhstan — 0.1%
Kazakhstan Government International Bond
4.88%, 10/14/44(f)	200	179,346
6.50%, 07/21/45(f)	200	207,122
		386,468
Kenya — 0.0%
Republic of Kenya Government International Bond, 6.30%, 01/23/34(f)	200	142,864

Lebanon — 0.0%
Lebanon Government International Bond, 7.25%, 03/23/37(f)(h)(i)	50	2,976

Malaysia — 0.0%
Malaysia Sukuk Global Bhd, 4.08%, 04/27/46(f)	250	231,938

Mexico — 0.7%
Mexico Government International Bond
3.50%, 02/12/34 (Call 11/12/33)	400	336,480
3.75%, 04/19/71 (Call 10/19/70)	400	262,100
3.77%, 05/24/61 (Call 11/24/60)	400	266,184
4.28%, 08/14/41 (Call 02/14/41)	500	407,130
4.35%, 01/15/47	200	157,526
4.40%, 02/12/52 (Call 08/12/51)	200	154,986
4.50%, 01/31/50 (Call 07/31/49)(b)	200	160,448
4.60%, 01/23/46	200	163,376
4.60%, 02/10/48	200	162,490
4.75%, 03/08/44	350	295,736
5.00%, 04/27/51 (Call 10/27/50)	200	170,860
5.55%, 01/21/45	300	282,264
5.75%, 10/12/2110	200	174,824
6.05%, 01/11/40	350	353,321
6.34%, 05/04/53 (Call 11/04/52)	200	201,482
6.35%, 02/09/35 (Call 11/09/34)	400	421,640

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.75%, 09/27/34	$160	$175,258
		4,146,105
Morocco — 0.1%
Morocco Government International Bond
4.00%, 12/15/50(f)	200	132,884
5.50%, 12/11/42(f)	200	169,800
		302,684
Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(f)	200	130,772
7.70%, 02/23/38(f)	200	138,750
8.25%, 09/28/51(f)	200	135,356
		404,878
Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(f)	200	183,010
6.75%, 01/17/48(f)	200	188,524
7.00%, 01/25/51(f)	200	194,918
		566,452
Panama — 0.3%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	400	260,196
4.30%, 04/29/53	200	146,366
4.50%, 05/15/47	200	157,026
4.50%, 04/16/50 (Call 10/16/49)	200	152,300
4.50%, 04/01/56 (Call 10/01/55)	200	147,852
4.50%, 01/19/63 (Call 07/19/62)	200	143,590
6.40%, 02/14/35 (Call 11/14/34)	200	209,166
6.70%, 01/26/36	225	240,212
		1,456,708
Paraguay — 0.0%
Paraguay Government International Bond, 6.10%, 08/11/44(f)	200	186,226

Peru — 0.2%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	210	122,277
3.00%, 01/15/34 (Call 10/15/33)	285	233,013
3.23%, 07/28/2121 (Call 01/28/2121)	80	46,193
3.30%, 03/11/41 (Call 09/11/40)	200	149,618
3.55%, 03/10/51 (Call 09/10/50)(b)	200	144,790
3.60%, 01/15/72 (Call 07/15/71)	125	82,016
5.63%, 11/18/50	300	300,645
6.55%, 03/14/37	115	125,890
8.75%, 11/21/33	130	163,821
		1,368,263
Philippines — 0.3%
Philippine Government International Bond
2.65%, 12/10/45	200	135,068
2.95%, 05/05/45	200	143,076
3.20%, 07/06/46	200	148,144
3.70%, 03/01/41	200	165,440
3.70%, 02/02/42	200	164,682
3.95%, 01/20/40	300	259,479
4.20%, 03/29/47	200	173,338
5.00%, 01/13/37	200	200,316
5.50%, 01/17/48	200	208,678
6.38%, 10/23/34	200	225,294
		1,823,515
Security	Par (000)	Value

Poland — 0.1%
Republic of Poland Government International Bond
4.88%, 10/04/33 (Call 07/04/33)	$200	$199,580
5.50%, 04/04/53 (Call 10/04/52)	350	353,146
		552,726
Qatar — 0.4%
Qatar Government International Bond
4.40%, 04/16/50(f)	400	362,480
4.63%, 06/02/46(f)	200	189,950
4.82%, 03/14/49(f)	800	762,480
5.10%, 04/23/48(f)	700	694,134
5.75%, 01/20/42(a)	200	219,096
		2,228,140
Romania — 0.1%
Romanian Government International Bond
4.00%, 02/14/51(f)	200	136,862
5.13%, 06/15/48(f)	180	147,744
6.00%, 05/25/34(f)	80	78,628
6.13%, 01/22/44(f)	120	112,014
7.63%, 01/17/53(f)	130	138,154
		613,402
Saudi Arabia — 0.6%
Saudi Government International Bond
3.25%, 11/17/51(f)	200	140,730
3.45%, 02/02/61(f)	200	140,804
3.75%, 01/21/55(f)	400	300,060
4.50%, 10/26/46(f)	600	525,276
4.50%, 04/22/60(f)	200	173,378
4.63%, 10/04/47(f)	400	353,372
4.88%, 07/18/33(f)	200	201,640
5.00%, 04/17/49(f)	400	371,452
5.00%, 01/18/53(f)	600	552,588
5.25%, 01/16/50(f)	400	385,844
		3,145,144
South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	127,180
5.65%, 09/27/47	200	136,116
5.75%, 09/30/49	200	135,908
6.25%, 03/08/41	175	136,694
7.30%, 04/20/52	200	160,572
		696,470
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	200	147,902
Korea International Bond, 3.88%, 09/20/48	200	179,242
		327,144
Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	185	201,911
Inter-American Development Bank
3.20%, 08/07/42	140	119,508
3.88%, 10/28/41	125	117,954
4.38%, 01/24/44	85	85,489
International Bank for Reconstruction & Development, 4.75%, 02/15/35	110	117,161
		642,023
Turkey — 0.3%
Turkey Government International Bond
4.88%, 04/16/43	200	123,442
5.75%, 05/11/47	200	132,382
6.00%, 01/14/41	300	211,155

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
6.63%, 02/17/45	$600	$439,344
6.75%, 05/30/40	300	228,648
6.88%, 03/17/36	280	226,637
7.25%, 03/05/38	200	166,050
8.00%, 02/14/34	195	179,566
		1,707,224
Ukraine — 0.0%
Ukraine Government International Bond
7.25%, 03/15/35(f)(h)(i)	200	36,614
7.38%, 09/25/34(f)(h)(i)	200	36,206
		72,820
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
2.70%, 09/02/70(f)	200	121,364
3.00%, 09/15/51(f)	200	141,406
3.13%, 09/30/49(f)	400	292,796
3.88%, 04/16/50(f)	400	334,996
4.13%, 10/11/47(f)	200	175,878
Emirate of Dubai Government International Bonds, 3.90%, 09/09/50(f)	200	141,198
Finance Department Government of Sharjah, 4.00%, 07/28/50(f)	200	123,198
UAE International Government Bond
2.88%, 10/19/41(f)	200	154,504
3.25%, 10/19/61(f)	200	144,360
4.95%, 07/07/52(f)	200	198,406
		1,828,106
Uruguay — 0.2%
Uruguay Government International Bond
4.13%, 11/20/45	115	103,599
4.98%, 04/20/55	300	288,828
5.10%, 06/18/50	440	432,793
5.75%, 10/28/34 (Call 07/28/34)	50	54,636
7.63%, 03/21/36	175	217,219
		1,097,075

Total Foreign Government Obligations — 7.4%
(Cost: $48,111,508)		41,498,858

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	150	148,988

California — 0.9%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	300	355,326
Series S-1, 7.04%, 04/01/50	50	63,843
Series S-3, 6.91%, 10/01/50	170	216,170
California State University RB, Class B, 2.72%, 11/01/52	200	131,492
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	121,964
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	55,706
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49 (Call 01/15/30)	100	81,626
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	200	249,937
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	100	108,071
Security	Par (000)	Value

California (continued)
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	$50	$63,194
Los Angeles Department of Water & Power, RB, Series A, 5.72%, 07/01/39	200	217,439
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	260	277,742
Regents of the University of California Medical Center Pooled Revenue RB
Class A, 3.71%, 05/15/2120 (Call 11/15/2119)	225	150,412
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)	65	44,267
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	175,660
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	125	140,167
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	57,647
State of California, 5.20%, 03/01/43 (Call 03/01/33)	205	203,868
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	96,396
State of California GO BAB
7.30%, 10/01/39	400	482,692
7.50%, 04/01/34	250	306,247
7.55%, 04/01/39	500	628,190
7.60%, 11/01/40	145	184,633
University of California RB
Series AQ, 4.77%, 05/15/2115	150	131,616
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	200	133,910
University of California RB BAB, 5.77%, 05/15/43	50	53,700
		4,731,915
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	22,596

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	50	52,663
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	50	45,838
		98,501
Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	50	45,373

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	91	100,246
Project M, Series 2010-A, 6.66%, 04/01/57	47	52,029
		152,275
Illinois — 0.2%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54(b)	250	229,661
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series B, 6.90%, 12/01/40	245	278,505
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	59,895
State of Illinois GO, 5.10%, 06/01/33	450	445,056
State of Illinois GO BAB, 6.63%, 02/01/35 BAB	185	194,323
		1,207,440
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth, 5.20%, 12/01/39	210	216,727

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	$50	$37,470
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	54,551
		92,021
Massachusetts — 0.1%
Commonwealth of Massachusetts GOL, 2.51%, 07/01/41 (Call 07/01/30)	215	163,011
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	200	215,612
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	26,662
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	54,572
		459,857
Michigan — 0.1%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	80,048
Michigan State University RB, 4.17%, 08/15/2122 (Call 02/15/2122)	100	79,161
University of Michigan RB
3.50%, 04/01/52 (Call 10/01/51)	200	159,846
4.45%, 04/01/2122 (Call 10/01/2121)	100	86,013
Series B, 2.44%, 04/01/40 (Call 10/01/39)	200	147,590
		552,658
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50 (Call 11/15/49)	100	75,664

New Jersey — 0.2%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	150	188,608
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	200	228,313
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	350	426,384
		843,305
New York — 0.4%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	300	318,347
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	150	187,318
Series E, 6.81%, 11/15/40	100	107,077
New York City Municipal Water Finance Authority RB
5.44%, 06/15/43	250	265,946
6.01%, 06/15/42	200	226,050
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	52,323
5.57%, 11/01/38	50	52,554
Series C-2, 5.77%, 08/01/36	100	105,184
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	255	210,607
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	105,381
New York State Thruway Authority RB, Series M, 3.50%, 01/01/42 (Call 01/01/30)	75	63,203
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	57,711
Port Authority of New York & New Jersey RB
3.29%, 08/01/69(b)	300	208,060
Series 168, 4.93%, 10/01/51	80	79,572
Series 174, 4.46%, 10/01/62	350	318,136
Security	Par (000)	Value

New York (continued)
Series 181, 4.96%, 08/01/46	$50	$50,046
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	70	48,605
		2,456,120
Ohio — 0.1%
American Municipal Power Inc. RB BAB
6.45%, 02/15/44	200	221,379
Series B, 8.08%, 02/15/50	50	67,666
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	68,323
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	101,014
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34 Call	25	25,435
		483,817
Oklahoma — 0.1%
Oklahoma Development Finance Authority RB
4.62%, 06/01/44	85	82,582
4.71%, 05/01/52	175	168,482
		251,064
Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	100	108,973

Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38	150	136,938

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	46,470

Texas — 0.3%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	50	54,447
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)	100	69,913
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	100	114,371
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	32,218
Dallas Fort Worth International Airport RB
4.51%, 11/01/51 (Call 11/01/32)	200	183,601
Series C, Class C, 2.92%, 11/01/50	100	70,887
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 07/03/23) (PSF)	40	40,121
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	150	107,547
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	70	86,397
State of Texas GO BAB
5.52%, 04/01/39	250	270,331
Series A, 4.68%, 04/01/40	100	99,925
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35	205	212,720
5.17%, 04/01/41	200	211,103
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	100	79,776
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	50	34,940
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	150	151,838
		1,820,135

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	$270	$166,794
Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	36,337
		203,131
Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	51,098

Total Municipal Debt Obligations — 2.5%
(Cost: $15,490,011)		14,205,066

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.1%
Federal National Mortgage Association, Series 2019-M4, Class A2, 3.61%, 02/25/31	293	279,477
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	500	424,166
		703,643
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 5.50%, 07/15/36	290	332,578
Tennessee Valley Authority
3.50%, 12/15/42	50	41,755
4.65%, 06/15/35	75	76,523
5.25%, 09/15/39	65	68,743
5.38%, 04/01/56	500	547,075
5.88%, 04/01/36	200	228,916
Series B, 4.70%, 07/15/33	40	41,425
		1,337,015
U.S. Government Obligations — 40.2%
U.S. Treasury Note/Bond
1.13%, 05/15/40	3,880	2,522,000
1.13%, 08/15/40	7,730	4,983,434
1.25%, 05/15/50	3,600	2,019,938
1.38%, 11/15/40	6,800	4,561,312
1.38%, 08/15/50	3,890	2,254,377
1.63%, 11/15/50	4,670	2,894,670
1.75%, 08/15/41	5,150	3,633,969
1.88%, 02/15/41	4,910	3,579,697
1.88%, 02/15/51	6,100	4,031,719
1.88%, 11/15/51	4,240	2,791,775
2.00%, 11/15/41	5,300	3,896,328
2.00%, 02/15/50	3,050	2,088,297
2.00%, 08/15/51	5,400	3,675,375
2.25%, 05/15/41	3,350	2,592,063
2.25%, 08/15/46	1,922	1,408,466
2.25%, 08/15/49	2,700	1,961,719
2.25%, 02/15/52	4,950	3,571,734
2.38%, 02/15/42	4,790	3,747,427
2.38%, 11/15/49	2,160	1,613,250
2.38%, 05/15/51	5,400	4,014,562
2.50%, 02/15/45	1,930	1,499,067
2.50%, 02/15/46	895	691,248
2.50%, 05/15/46	1,750	1,350,234
2.75%, 08/15/42	1,450	1,202,367
2.75%, 11/15/42	4,355	3,600,360
2.75%, 08/15/47	7,400	5,972,031
2.75%, 11/15/47	7,800	6,296,062
2.88%, 05/15/43	3,150	2,649,937
2.88%, 08/15/45	500	414,453
2.88%, 11/15/46	850	702,977
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.88%, 05/15/49	$2,600	$2,152,719
2.88%, 05/15/52	6,500	5,386,875
3.00%, 05/15/42	1,000	865,313
3.00%, 11/15/45	500	423,438
3.00%, 02/15/47	1,300	1,098,297
3.00%, 05/15/47	6,300	5,325,469
3.00%, 02/15/48	12,750	10,781,719
3.00%, 08/15/48	3,640	3,079,212
3.00%, 02/15/49	2,755	2,334,432
3.00%, 08/15/52	7,650	6,507,281
3.13%, 11/15/41	600	532,406
3.13%, 02/15/42	3,100	2,743,500
3.13%, 02/15/43	7,200	6,316,875
3.13%, 08/15/44	1,050	913,336
3.13%, 05/15/48	6,035	5,221,218
3.25%, 05/15/42	3,690	3,314,658
3.38%, 08/15/42	4,840	4,423,306
3.38%, 05/15/44	1,450	1,314,969
3.38%, 11/15/48	8,160	7,395,000
3.50%, 02/15/39	1,060	1,024,556
3.63%, 08/15/43	1,450	1,371,609
3.63%, 02/15/53	16,550	15,908,687
3.63%, 05/15/53	2,000	1,925,000
3.75%, 11/15/43	2,300	2,215,188
3.88%, 08/15/40	650	650,102
3.88%, 02/15/43	15,500	15,219,062
4.00%, 11/15/42	6,900	6,906,469
4.00%, 11/15/52	10,340	10,637,275
4.25%, 05/15/39	1,300	1,371,906
4.38%, 02/15/38	1,500	1,610,625
4.38%, 11/15/39	1,630	1,740,534
4.38%, 05/15/40	1,095	1,167,544
4.50%, 02/15/36	1,710	1,867,908
4.50%, 05/15/38	2,960	3,215,762
4.63%, 02/15/40	1,000	1,099,375
4.75%, 02/15/37	200	223,750
5.00%, 05/15/37	1,050	1,201,594
		225,707,817

Total U.S. Government & Agency Obligations — 40.5%
(Cost: $262,412,419)		227,748,475

Total Long-Term Investments — 98.4%
(Cost: $635,752,006)		553,428,380

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(j)(k)(l)	6,067	6,066,526

Total Short-Term Securities — 1.1%
(Cost: $6,066,526)		6,066,526

Total Investments — 99.5%
(Cost: $641,818,532)		559,494,906

Other Assets Less Liabilities — 0.5%		2,827,675

Net Assets — 100.0%		$562,322,581

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023

(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$6,400,248	$—	$(333,722	)(a)	$—	$—	$6,066,526	6,067	$33,900	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$269,975,981	$—	$269,975,981
Foreign Government Obligations	—	41,498,858	—	41,498,858

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Long-Term Investments (continued)
Municipal Debt Obligations	$—	$14,205,066	$—	$14,205,066
U.S. Government & Agency Obligations	—	227,748,475	—	227,748,475
Short-Term Securities
Money Market Funds	6,066,526	—	—	6,066,526
	$6,066,526	$553,428,380	$—	$559,494,906

Portfolio Abbreviation

BAB	Build America Bond	PSF	Permanent School Fund
CMT	Constant Maturity Treasury	RB	Revenue Bond
GO	General Obligation	REIT	Real Estate Investment Trust
GOL	General Obligation Limited	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company